STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS* - 102.8%

AEROSPACE & DEFENSE - 3.7%
Boeing Co. (The)(a)	2,600	$607,672
General Dynamics Corp.	2,400	842,616
General Electric Co.	3,900	1,196,481
Lockheed Martin Corp.	800	507,376
RTX Corp.†	5,700	1,145,301
		4,299,446
AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	2,200	708,950
United Parcel Service, Inc., Class B	4,300	456,746
		1,165,696
AUTOMOBILES - 2.7%
General Motors Co.	5,100	428,400
Tesla, Inc.(a)	6,200	2,668,542
		3,096,942
BANKS - 4.9%
Bank of America Corp.	21,200	1,127,840
Citigroup, Inc.	7,700	890,967
JPMorgan Chase & Co.	7,400	2,263,586
U.S. Bancorp	9,500	533,045
Wells Fargo & Co.	9,800	886,802
		5,702,240
BEVERAGES - 2.1%
Coca-Cola Co. (The)	19,800	1,481,238
PepsiCo, Inc.	6,200	952,506
		2,433,744
BIOTECHNOLOGY - 2.4%
AbbVie, Inc.	5,300	1,181,953
Amgen, Inc.	2,400	820,512
Gilead Sciences, Inc.	5,400	766,530
		2,768,995
BROADLINE RETAIL - 4.5%
Amazon.com, Inc.(a)	21,900	5,240,670

CAPITAL MARKETS - 4.8%
Bank of New York Mellon Corp. (The)	8,500	1,019,320
Blackrock, Inc.	900	1,007,046
Charles Schwab Corp. (The)	7,800	810,576
Goldman Sachs Group, Inc. (The)	1,600	1,496,656
Morgan Stanley	6,700	1,224,760
		5,558,358
CHEMICALS - 1.2%
Linde PLC	3,000	1,370,910

	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc.	18,600	$1,456,752

CONSUMER FINANCE - 1.6%
American Express Co.	2,700	950,859
Capital One Financial Corp.	4,100	897,613
		1,848,472
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Costco Wholesale Corp.	1,500	1,410,375
Target Corp.	2,700	284,769
Walmart, Inc.	14,300	1,703,702
		3,398,846
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc.†	16,800	440,328
Comcast Corp., Class A	13,500	401,625
Verizon Communications, Inc.	8,800	391,776
		1,233,729
ELECTRIC UTILITIES - 2.4%
Duke Energy Corp.	7,400	897,990
NextEra Energy, Inc.	8,600	755,940
Southern Co. (The)	12,100	1,080,651
		2,734,581
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	5,800	852,368

ENTERTAINMENT - 1.4%
Netflix, Inc.(a)	11,400	951,786
Walt Disney Co. (The)	6,200	699,360
		1,651,146
FINANCIAL SERVICES - 4.9%
Berkshire Hathaway, Inc., Class B†(a)	4,800	2,306,544
Mastercard, Inc., Class A	2,600	1,400,854
PayPal Holdings, Inc.	5,500	289,795
Visa, Inc., Class A	5,200	1,673,516
		5,670,709
FOOD PRODUCTS - 0.5%
Mondelez International, Inc., Class A	10,000	584,700

GROUND TRANSPORTATION - 1.3%
Uber Technologies, Inc.(a)	8,000	640,400
Union Pacific Corp.	3,600	846,360
		1,486,760
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Abbott Laboratories	7,300	$797,890
Intuitive Surgical, Inc.(a)	1,800	907,596
Medtronic PLC	8,300	854,568
		2,560,054
HEALTH CARE PROVIDERS & SERVICES - 0.3%
CVS Health Corp.	4,600	342,792

HOTELS, RESTAURANTS & LEISURE - 2.1%
Booking Holdings, Inc.	200	1,000,368
McDonald's Corp.	3,000	945,000
Starbucks Corp.	5,900	542,505
		2,487,873
HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	6,600	595,914
Procter & Gamble Co. (The)	8,000	1,214,160
		1,810,074
INDUSTRIAL CONGLOMERATES - 1.4%
3M Co.	3,900	597,324
Honeywell International, Inc.	4,500	1,023,840
		1,621,164
INSURANCE - 1.2%
American International Group, Inc.	8,300	621,504
MetLife, Inc.	10,400	820,352
		1,441,856
INTERACTIVE MEDIA & SERVICES - 9.7%
Alphabet, Inc., Class A†	12,700	4,292,600
Alphabet, Inc., Class C†	9,800	3,317,594
Meta Platforms, Inc., Class A	5,000	3,582,500
		11,192,694
IT SERVICES - 1.5%
Accenture PLC, Class A	2,900	764,556
International Business Machines Corp.	3,200	981,440
		1,745,996
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Danaher Corp.	4,300	941,227

MACHINERY - 2.0%
Caterpillar, Inc.	2,400	1,577,664
Deere & Co.	1,400	739,200
		2,316,864
	Shares	Value
MEDIA - 0.0%
Versant Media Group, Inc.†(a)	540	$17,593

OIL, GAS & CONSUMABLE FUELS - 3.2%
Chevron Corp.	6,300	1,114,470
ConocoPhillips	8,400	875,532
Exxon Mobil Corp.	12,100	1,710,940
		3,700,942
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.7%
Simon Property Group, Inc.	4,400	841,764

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.9%
Advanced Micro Devices, Inc.(a)	9,100	2,154,243
Broadcom, Inc.	11,400	3,776,820
Intel Corp.(a)	18,300	850,401
NVIDIA Corp.	29,500	5,638,335
QUALCOMM, Inc.	7,700	1,167,243
Texas Instruments, Inc.	6,300	1,357,965
		14,945,007
SOFTWARE - 9.1%
Adobe, Inc.(a)	2,000	586,500
Intuit, Inc.	1,400	698,488
Microsoft Corp.	12,100	5,206,509
Oracle Corp.	5,300	872,274
Palantir Technologies, Inc., Class A(a)	8,400	1,231,356
Salesforce, Inc.	4,800	1,018,992
ServiceNow, Inc.(a)	8,100	947,781
		10,561,900
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Tower Corp.	2,600	466,128

SPECIALTY RETAIL - 2.3%
Home Depot, Inc. (The)	3,900	1,460,901
Lowe’s Cos., Inc.	4,400	1,175,064
		2,635,965
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Apple, Inc.	21,800	5,656,664

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	6,700	$414,127

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
T-Mobile U.S., Inc.	4,400	867,724

TOTAL COMMON STOCKS (COST $111,723,724)		119,123,472
MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(b)	1,113,894	1,113,894
TOTAL MONEY MARKET FUND (COST $1,113,894)		1,113,894

TOTAL INVESTMENTS (COST $112,837,618) - 103.8%		120,237,366

Value
WRITTEN CALL OPTIONS - (3.9)% (PREMIUMS RECEIVED ($3,582,095))	$(4,474,348)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	76,700
NET ASSETS - 100.0%	$115,839,718

*	Securities in this Fund are pledged as collateral for call options written. The total market value of securities pledged at January 31, 2026 is $108,717,406.
†	Security is not pledged as collateral for call options written.
(a)	Non-income producing security.
(b)	7-day current yield as of January 31, 2026.

PLC — Public Limited Company
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2026 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	30	$(525,000)	$175.00	4/17/26	$(2,850)
Abbott Laboratories	Call	70	(840,000)	120.00	5/15/26	(12,950)
AbbVie, Inc.	Call	50	(1,150,000)	230.00	2/20/26	(20,000)
Accenture PLC, Class A	Call	25	(725,000)	290.00	3/20/26	(11,250)
Adobe, Inc.	Call	15	(525,000)	350.00	4/17/26	(8,700)
Advanced Micro Devices, Inc.	Call	45	(900,000)	200.00	2/20/26	(179,887)
Amazon.com, Inc.	Call	200	(5,000,000)	250.00	2/20/26	(133,000)
American Express Co.	Call	25	(1,025,000)	410.00	4/17/26	(6,388)
American International Group, Inc.	Call	75	(600,000)	80.00	5/15/26	(18,375)
American Tower Corp.	Call	20	(370,000)	185.00	3/20/26	(10,500)
Amgen, Inc.	Call	11	(352,000)	320.00	3/20/26	(28,765)
Apple, Inc.	Call	194	(4,559,000)	235.00	2/20/26	(476,270)
AT&T, Inc.	Call	150	(390,000)	26.00	3/20/26	(14,850)
Bank of America Corp.	Call	175	(918,750)	52.50	2/20/26	(28,437)
Bank of New York Mellon Corp. (The)	Call	55	(632,500)	115.00	3/20/26	(42,350)
Berkshire Hathaway, Inc., Class B	Call	45	(2,295,000)	510.00	5/15/26	(40,500)
Blackrock, Inc.	Call	5	(570,000)	1,140.00	3/20/26	(14,425)
Boeing Co. (The)	Call	20	(540,000)	270.00	4/17/26	(4,600)
Broadcom, Inc.	Call	105	(4,095,000)	390.00	3/20/26	(85,260)
Capital One Financial Corp.	Call	35	(805,000)	230.00	3/20/26	(19,075)
Caterpillar, Inc.	Call	20	(1,240,000)	620.00	2/20/26	(92,480)
Charles Schwab Corp. (The)	Call	60	(600,000)	100.00	3/20/26	(37,200)
Chevron Corp.	Call	60	(960,000)	160.00	2/20/26	(105,000)
Cisco Systems, Inc.	Call	170	(1,275,000)	75.00	2/20/26	(81,090)
Citigroup, Inc.	Call	60	(690,000)	115.00	3/20/26	(32,400)
Coca-Cola Co. (The)	Call	190	(1,377,500)	72.50	2/20/26	(60,325)
Colgate-Palmolive Co.	Call	60	(480,000)	80.00	2/20/26	(62,700)
Comcast Corp., Class A	Call	125	(375,000)	30.00	3/20/26	(25,000)
ConocoPhillips	Call	80	(760,000)	95.00	2/20/26	(72,640)
Costco Wholesale Corp.	Call	14	(1,281,000)	915.00	2/20/26	(47,880)
CVS Health Corp.	Call	40	(320,000)	80.00	3/20/26	(4,800)
Danaher Corp.	Call	35	(805,000)	230.00	3/20/26	(12,950)
Deere & Co.	Call	10	(500,000)	500.00	3/20/26	(43,140)
Duke Energy Corp.	Call	67	(804,000)	120.00	3/20/26	(23,584)
Emerson Electric Co.	Call	50	(775,000)	155.00	3/20/26	(13,500)
Exxon Mobil Corp.	Call	100	(1,450,000)	145.00	4/17/26	(45,750)
FedEx Corp.	Call	20	(640,000)	320.00	4/17/26	(39,100)
General Dynamics Corp.	Call	20	(720,000)	360.00	3/20/26	(15,900)
General Electric Co.	Call	30	(960,000)	320.00	4/17/26	(33,900)
General Motors Co.	Call	50	(425,000)	85.00	3/20/26	(17,100)
Gilead Sciences, Inc.	Call	50	(650,000)	130.00	2/20/26	(63,500)
Goldman Sachs Group, Inc. (The)	Call	10	(950,000)	950.00	2/20/26	(17,000)
Google, Inc.	Call	90	(3,285,000)	365.00	3/20/26	(73,440)
Home Depot, Inc. (The)	Call	35	(1,277,500)	365.00	2/20/26	(50,960)
Honeywell International, Inc.	Call	40	(840,000)	210.00	3/20/26	(76,800)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Intel Corp.	Call	175	$(787,500)	$45.00	3/20/26	$(82,425)
International Business Machines Corp.	Call	25	(812,500)	325.00	4/17/26	(23,100)
Intuit, Inc.	Call	10	(640,000)	640.00	3/20/26	(2,350)
JPMorgan Chase & Co.	Call	65	(2,015,000)	310.00	2/20/26	(30,550)
Linde PLC	Call	25	(1,050,000)	420.00	2/20/26	(97,875)
Lockheed Martin Corp.	Call	5	(312,500)	625.00	3/20/26	(14,000)
Lowe’s Cos., Inc.	Call	40	(1,040,000)	260.00	3/20/26	(64,300)
Mastercard, Inc., Class A	Call	20	(1,160,000)	580.00	4/17/26	(13,750)
McDonald's Corp.	Call	30	(975,000)	325.00	3/20/26	(14,550)
Medtronic PLC	Call	75	(750,000)	100.00	3/20/26	(39,750)
Meta Platforms, Inc., Class A	Call	40	(2,700,000)	675.00	3/20/26	(235,600)
MetLife, Inc.	Call	95	(760,000)	80.00	3/20/26	(19,000)
Microsoft Corp.	Call	100	(4,750,000)	475.00	3/20/26	(43,678)
Mondelez International, Inc., Class A	Call	95	(546,250)	57.50	3/20/26	(25,650)
Morgan Stanley	Call	60	(1,170,000)	195.00	4/17/26	(29,250)
Netflix, Inc.	Call	100	(950,000)	95.00	4/17/26	(20,000)
NextEra Energy, Inc.	Call	80	(640,000)	80.00	3/20/26	(68,200)
NIKE, Inc., Class B	Call	60	(390,000)	65.00	3/20/26	(13,320)
NVIDIA Corp.	Call	275	(4,812,500)	175.00	2/20/26	(517,000)
Oracle Corp.	Call	45	(900,000)	200.00	2/20/26	(3,510)
Palantir Technologies, Inc., Class A	Call	75	(1,500,000)	200.00	5/15/26	(35,550)
PayPal Holdings, Inc.	Call	50	(312,500)	62.50	5/15/26	(8,849)
PepsiCo, Inc.	Call	50	(750,000)	150.00	3/20/26	(35,000)
Procter & Gamble Co. (The)	Call	75	(1,162,500)	155.00	3/20/26	(20,325)
QUALCOMM, Inc.	Call	70	(1,225,000)	175.00	4/17/26	(21,700)
Raytheon Technologies Corp.	Call	45	(787,500)	175.00	2/20/26	(112,725)
Salesforce, Inc.	Call	40	(1,080,000)	270.00	4/17/26	(8,800)
ServiceNow, Inc.	Call	50	(775,000)	155.00	3/20/26	(2,150)
Simon Property Group, Inc.	Call	35	(665,000)	190.00	3/20/26	(23,800)
Southern Co. (The)	Call	110	(990,000)	90.00	3/20/26	(22,550)
Starbucks Corp.	Call	55	(495,000)	90.00	2/20/26	(18,975)
Target Corp.	Call	25	(300,000)	120.00	5/15/26	(8,125)
Tesla, Inc.	Call	50	(2,500,000)	500.00	3/20/26	(39,250)
Texas Instruments, Inc.	Call	55	(1,100,000)	200.00	4/17/26	(122,925)
T-Mobile U.S., Inc.	Call	40	(800,000)	200.00	2/20/26	(23,400)
U.S. Bancorp	Call	80	(440,000)	55.00	3/20/26	(21,760)
Uber Technologies Inc	Call	70	(647,500)	92.50	5/15/26	(20,860)
Union Pacific Corp.	Call	30	(705,000)	235.00	4/17/26	(28,350)
United Parcel Service, Inc., Class B	Call	40	(480,000)	120.00	5/15/26	(7,800)
Verizon Communications, Inc.	Call	80	(328,000)	41.00	3/20/26	(32,000)
Visa, Inc., Class A	Call	45	(1,575,000)	350.00	3/20/26	(8,865)
Walmart, Inc.	Call	130	(1,430,000)	110.00	2/20/26	(133,250)
Walt Disney Co. (The)	Call	55	(632,500)	115.00	2/20/26	(18,260)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	90	$(832,500)	$92.50	4/17/26	$(34,650)
(Premiums received $3,582,095)						$(4,474,348)

*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 84.5%

AIR FREIGHT & LOGISTICS - 0.9%
C.H. Robinson Worldwide, Inc.(a)	4,600	$896,770

AUTOMOBILE COMPONENTS - 1.8%
Aptiv PLC(a)(b)	11,400	863,550
BorgWarner, Inc.	19,800	938,718
		1,802,268
AUTOMOBILES - 2.4%
Ford Motor Co.(a)	45,800	635,704
General Motors Co.(a)	10,300	865,200
Harley-Davidson, Inc.(a)	45,700	904,860
		2,405,764
BANKS - 5.7%
Citigroup, Inc.	7,200	833,112
Citizens Financial Group, Inc.(a)	5,000	314,900
F.N.B. Corp.(a)	41,600	730,080
First Hawaiian, Inc.(a)	33,900	900,045
M&T Bank Corp.(a)	2,200	487,454
Popular, Inc.(a)	7,100	948,063
U.S. Bancorp(a)	12,700	712,597
Webster Financial Corp.(a)	13,800	907,626
		5,833,877
BIOTECHNOLOGY - 1.7%
Gilead Sciences, Inc.	6,400	908,480
Incyte Corp.(b)	8,100	810,567
		1,719,047
BROADLINE RETAIL - 2.5%
eBay, Inc.	9,600	875,712
Etsy, Inc.(a)(b)	16,400	868,544
Macy's, Inc.(a)	41,000	820,820
		2,565,076
BUILDING PRODUCTS - 0.9%
A.O. Smith Corp.(a)	11,900	874,531

CAPITAL MARKETS - 6.1%
Affiliated Managers Group, Inc.(a)	2,900	907,961
Bank of New York Mellon Corp. (The)(a)	7,300	875,416
	Shares	Value
Cboe Global Markets, Inc.(a)	3,100	$821,686
Charles Schwab Corp. (The)(a)	9,200	956,064
Janus Henderson Group PLC(a)	18,300	880,779
Northern Trust Corp.(a)	6,000	896,580
State Street Corp.(a)	6,900	902,934
		6,241,420
CHEMICALS - 0.9%
Corteva, Inc.	12,900	939,120

COMMERCIAL SERVICES & SUPPLIES - 0.9%
Tetra Tech, Inc.(a)	23,100	869,946

COMMUNICATIONS EQUIPMENT - 1.6%
Arista Networks, Inc.(a)(b)	5,200	737,048
Cisco Systems, Inc.	11,300	885,016
		1,622,064
CONSTRUCTION & ENGINEERING - 1.7%
AECOM(a)	8,700	838,941
EMCOR Group, Inc.	1,200	864,876
		1,703,817
CONSUMER FINANCE - 2.4%
American Express Co.(a)	2,400	845,208
OneMain Holdings, Inc.	12,900	845,466
Synchrony Financial	10,900	791,667
		2,482,341
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Dollar General Corp.(a)	5,700	817,551
Dollar Tree, Inc.(a)(b)	7,300	858,407
		1,675,958
CONTAINERS & PACKAGING - 0.8%
Crown Holdings, Inc.	8,200	858,376

DIVERSIFIED CONSUMER SERVICES - 2.6%
ADT, Inc.	109,500	876,000
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Grand Canyon Education, Inc.(b)	4,800	$834,432
H&R Block, Inc.(a)	23,200	915,240
		2,625,672
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
Iridium Communications, Inc.	40,000	796,800
Verizon Communications, Inc.	17,700	788,004
		1,584,804
ELECTRICAL EQUIPMENT - 2.6%
nVent Electric PLC(a)	7,800	875,628
Rockwell Automation, Inc.(a)	2,100	885,465
Sensata Technologies Holding PLC	26,400	913,176
		2,674,269
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Flex Ltd.(b)	13,000	819,520
Jabil, Inc.	3,400	806,446
Vontier Corp.(a)	24,500	918,750
		2,544,716
ENERGY EQUIPMENT & SERVICES - 2.7%
NOV, Inc.(a)	49,600	910,160
TechnipFMC PLC	16,600	924,952
Weatherford International PLC(a)	9,700	912,576
		2,747,688
ENTERTAINMENT - 1.6%
Electronic Arts, Inc.	4,200	856,464
Roku, Inc.(a)(b)	8,500	809,200
		1,665,664
FINANCIAL SERVICES - 2.5%
Mastercard, Inc., Class A(a)	1,700	915,943
Visa, Inc., Class A	2,500	804,575
WEX, Inc.(a)(b)	5,700	877,230
		2,597,748
FOOD PRODUCTS - 0.9%
Kraft Heinz Co. (The)(a)	37,300	885,502
	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Envista Holdings Corp.(a)(b)	34,100	$800,327
ResMed, Inc.(a)	3,300	852,423
		1,652,750
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cardinal Health, Inc.	4,400	945,472
McKesson Corp.	1,000	831,210
		1,776,682
HOTELS, RESTAURANTS & LEISURE - 2.7%
Airbnb, Inc., Class A(a)(b)	6,700	866,779
Booking Holdings, Inc.	200	1,000,368
Travel + Leisure Co.	12,300	855,342
		2,722,489
INSURANCE - 2.3%
Axis Capital Holdings Ltd.(a)	8,400	866,712
Globe Life, Inc.(a)	3,800	532,836
Hartford Insurance Group, Inc. (The)	7,000	945,420
		2,344,968
INTERACTIVE MEDIA & SERVICES - 0.1%
Match Group, Inc.(a)	3,300	102,795

LEISURE PRODUCTS - 2.5%
Brunswick Corp.(a)	10,700	858,354
Hasbro, Inc.(a)	9,800	875,238
YETI Holdings, Inc.(b)	18,200	831,922
		2,565,514
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Illumina, Inc.(a)(b)	2,400	347,544

MACHINERY - 2.2%
AGCO Corp.(a)	8,200	929,962
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Flowserve Corp.(a)	5,400	$422,010
Toro Co. (The)(a)	10,200	933,300
		2,285,272
OIL, GAS & CONSUMABLE FUELS - 1.8%
HF Sinclair Corp.(a)	17,400	904,626
SM Energy Co.(a)	49,300	959,871
		1,864,497
PROFESSIONAL SERVICES - 1.9%
ExlService Holdings, Inc.(a)(b)	5,700	223,155
Genpact Ltd.	19,000	837,900
Jacobs Solutions, Inc.(a)	6,100	825,086
		1,886,141
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
CBRE Group, Inc., Class A(b)	5,400	919,782
Jones Lang LaSalle, Inc.(b)	2,400	858,984
		1,778,766
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brixmor Property Group, Inc.(a)	32,200	862,638

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Cirrus Logic, Inc.(a)(b)	7,300	951,482
QUALCOMM, Inc.(a)	5,600	848,904
Skyworks Solutions, Inc.(a)	13,900	775,064
		2,575,450
SOFTWARE - 6.0%
Adobe, Inc.(a)(b)	3,000	879,750
Autodesk, Inc.(a)(b)	3,500	885,045
DocuSign, Inc.(b)	11,000	577,940
Dolby Laboratories, Inc., Class A(a)	14,000	898,660
Dropbox, Inc., Class A(a)(b)	33,900	863,772
PTC, Inc.(a)(b)	5,100	796,263
Teradata Corp.(a)(b)	14,500	413,540
Zoom Communications, Inc.(b)	9,200	847,320
		6,162,290
SPECIALTY RETAIL - 2.3%
Best Buy Co., Inc.(a)	8,000	520,800
	Shares	Value
Gap, Inc. (The)(a)	32,200	$900,956
TJX Cos., Inc. (The)(a)	800	119,848
Ulta Beauty, Inc.(a)(b)	1,300	841,568
		2,383,172
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Apple, Inc.(a)	3,500	908,180
Western Digital Corp.(a)	3,500	875,805
		1,783,985
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.(a)(b)	10,500	881,160
Ralph Lauren Corp.	2,500	883,525
		1,764,685
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Ferguson Enterprises, Inc.(a)	3,400	858,364

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Millicom International Cellular SA	14,200	866,626

TOTAL COMMON STOCKS (COST $77,502,053)		86,401,066
MONEY MARKET FUND - 9.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(c)	9,501,671	9,501,671
TOTAL MONEY MARKET FUND (COST $9,501,671)		9,501,671

TOTAL INVESTMENTS (COST $87,003,724) - 93.8%		95,902,737

COMMON STOCKS SOLD SHORT - (93.8)%

AEROSPACE & DEFENSE - (4.2)%
Axon Enterprise, Inc.	(1,000)	(483,580)
Boeing Co. (The)	(4,000)	(934,880)
Karman Holdings, Inc.	(8,900)	(923,820)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Loar Holdings, Inc.	(15,000)	$(1,028,700)
Rocket Lab Corp.	(11,000)	(880,770)
(4,251,750)
AUTOMOBILE COMPONENTS - (0.9)%
QuantumScape Corp.	(101,000)	(893,850)

AUTOMOBILES - (0.8)%
Tesla, Inc.	(2,000)	(860,820)

BANKS - (0.9)%
Flagstar Bank NA	(70,433)	(931,124)

BEVERAGES - (1.8)%
Brown-Forman Corp., Class B	(31,400)	(859,418)
Primo Brands Corp.	(50,800)	(962,152)
(1,821,570)
BIOTECHNOLOGY - (1.1)%
Insmed, Inc.	(4,000)	(627,480)
Viking Therapeutics, Inc.	(16,000)	(464,640)
(1,092,120)
BUILDING PRODUCTS - (2.9)%
AAON, Inc.	(10,300)	(937,918)
Builders FirstSource, Inc.	(9,000)	(1,029,600)
Trex Co., Inc.	(24,000)	(994,080)
(2,961,598)
CAPITAL MARKETS - (3.8)%
Blue Owl Capital, Inc.	(50,000)	(682,000)
Brookfield Asset Management Ltd., Class A	(2,000)	(99,420)
Coinbase Global, Inc., Class A	(4,000)	(778,960)
Hamilton Lane, Inc., Class A	(6,300)	(889,812)
KKR & Co., Inc.	(5,000)	(571,300)
TPG, Inc.	(14,400)	(848,304)
(3,869,796)
CHEMICALS - (4.5)%
Air Products and Chemicals, Inc.	(3,600)	(981,000)
Ashland, Inc.	(15,000)	(917,400)
International Flavors & Fragrances, Inc.	(12,000)	(837,720)
	Shares	Value
LyondellBasell Industries N.V., Class A	(20,000)	$(980,000)
Westlake Corp.	(11,700)	(928,044)
(4,644,164)
COMMERCIAL SERVICES & SUPPLIES - (0.8)%
MSA Safety, Inc.	(3,000)	(531,450)
RB Global, Inc.	(2,700)	(306,639)
(838,089)
CONSTRUCTION MATERIALS - (1.3)%
Eagle Materials, Inc.	(4,500)	(917,145)
Martin Marietta Materials, Inc.	(700)	(456,365)
(1,373,510)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.0)%
BJ's Wholesale Club Holdings, Inc.	(11,000)	(1,016,840)

CONTAINERS & PACKAGING - (2.8)%
International Paper Co.	(22,500)	(907,200)
Packaging Corp. of America	(4,300)	(956,965)
Silgan Holdings, Inc.	(24,000)	(1,035,600)
(2,899,765)
DIVERSIFIED CONSUMER SERVICES - (1.6)%
Liberty Live Holdings, Inc., Class A	(4,000)	(321,760)
Liberty Live Holdings, Inc., Class C	(8,000)	(660,640)
Mister Car Wash, Inc.	(123,600)	(685,980)
(1,668,380)
DIVERSIFIED TELECOMMUNICATION SERVICES - (0.9)%
AST SpaceMobile, Inc.	(8,300)	(923,043)

ELECTRIC UTILITIES - (0.9)%
IDACORP, Inc.	(7,000)	(929,530)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (3.7)%
Coherent Corp.	(5,100)	(1,082,118)
Crane NXT Co.	(15,000)	(757,800)
Ingram Micro Holding Corp.	(45,700)	(965,184)
IPG Photonics Corp.	(11,000)	(1,016,510)
(3,821,612)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ENTERTAINMENT - (1.1)%
Live Nation Entertainment, Inc.	(1,000)	$(145,450)
Madison Square Garden Sports Corp.	(3,600)	(1,020,780)
(1,166,230)
FINANCIAL SERVICES - (2.4)%
Rocket Cos., Inc., Class A	(48,000)	(860,640)
Shift4 Payments, Inc., Class A	(13,000)	(767,520)
UWM Holdings Corp.	(171,400)	(841,574)
(2,469,734)
FOOD PRODUCTS - (0.9)%
Freshpet, Inc.	(12,600)	(878,220)

GAS UTILITIES - (1.0)%
Atmos Energy Corp.	(6,000)	(998,040)

GROUND TRANSPORTATION - (4.9)%
Knight-Swift Transportation Holdings, Inc.	(18,100)	(997,310)
Old Dominion Freight Line, Inc.	(5,900)	(1,021,880)
Saia, Inc.	(2,700)	(904,149)
U-Haul Holding Co.	(17,800)	(1,006,590)
XPO, Inc.	(7,000)	(1,036,770)
(4,966,699)
HEALTH CARE EQUIPMENT & SUPPLIES - (5.8)%
Baxter International, Inc.	(50,400)	(1,011,528)
Cooper Cos., Inc. (The)	(11,800)	(960,284)
Enovis Corp.	(31,000)	(683,240)
Inspire Medical Systems, Inc.	(4,000)	(303,120)
Masimo Corp.	(7,100)	(975,043)
Novocure Ltd.	(8,200)	(101,680)
Penumbra, Inc.	(2,800)	(1,002,876)
Tandem Diabetes Care, Inc.	(1,900)	(37,791)
Teleflex, Inc.	(8,000)	(834,960)
(5,910,522)
HEALTH CARE PROVIDERS & SERVICES - (2.7)%
Acadia Healthcare Co., Inc.	(67,800)	(911,232)
Guardant Health, Inc.	(8,700)	(992,148)
Molina Healthcare, Inc.	(5,000)	(897,950)
(2,801,330)
HOTELS, RESTAURANTS & LEISURE - (7.4)%
Cava Group, Inc.	(14,200)	(860,804)
	Shares	Value
Choice Hotels International, Inc.	(5,000)	$(514,000)
DraftKings, Inc., Class A	(30,000)	(825,300)
Dutch Bros., Inc., Class A	(16,100)	(875,679)
Hyatt Hotels Corp., Class A	(2,500)	(390,925)
Norwegian Cruise Line Holdings Ltd.	(40,800)	(895,968)
Starbucks Corp.	(11,000)	(1,011,450)
Texas Roadhouse, Inc.	(5,300)	(953,258)
Wingstop, Inc.	(1,000)	(265,430)
Wyndham Hotels & Resorts, Inc.	(14,000)	(1,019,060)
(7,611,874)
HOUSEHOLD DURABLES - (2.7)%
Lennar Corp., Class A	(8,200)	(896,670)
Newell Brands, Inc.	(218,000)	(926,500)
SharkNinja, Inc.	(7,600)	(898,320)
(2,721,490)
INSURANCE - (2.9)%
Brown & Brown, Inc.	(13,000)	(937,300)
Ryan Specialty Holdings, Inc.	(20,000)	(965,600)
White Mountains Insurance Group Ltd.	(500)	(1,022,465)
(2,925,365)
INTERACTIVE MEDIA & SERVICES - (0.8)%
Trump Media & Technology Group Corp.	(64,000)	(817,920)

LIFE SCIENCES TOOLS & SERVICES - (3.5)%
Avantor, Inc.	(78,100)	(852,852)
Bio-Techne Corp.	(15,000)	(961,350)
Bruker Corp.	(17,900)	(792,791)
Tempus AI, Inc.	(16,000)	(957,120)
(3,564,113)
MEDIA - (1.5)%
Liberty Broadband Corp., Class A	(24,000)	(1,152,480)
Trade Desk (The), Inc., Class A	(12,000)	(363,960)
(1,516,440)
METALS & MINING - (1.7)%
Cleveland-Cliffs, Inc.	(62,000)	(853,120)
MP Materials Corp.	(14,900)	(875,673)
(1,728,793)
MULTI-UTILITIES - (2.9)%
CMS Energy Corp.	(14,000)	(1,000,860)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Dominion Energy, Inc.	(16,400)	$(986,788)
WEC Energy Group, Inc.	(9,000)	(996,030)
(2,983,678)
OIL, GAS & CONSUMABLE FUELS - (2.0)%
Targa Resources Corp.	(5,200)	(1,045,096)
Viper Energy, Inc., Class A	(24,000)	(1,016,160)
(2,061,256)
PAPER & FOREST PRODUCTS - (0.9)%
Louisiana-Pacific Corp.	(10,600)	(887,644)

PASSENGER AIRLINES - (0.4)%
JetBlue Airways Corp.	(93,500)	(455,345)

PERSONAL CARE PRODUCTS - (0.7)%
elf Beauty, Inc.	(8,000)	(679,920)

REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.9)%
Zillow Group, Inc., Class A	(15,000)	(933,600)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (1.3)%
Allegro MicroSystems, Inc.	(15,000)	(553,650)
Entegris, Inc.	(6,600)	(779,262)
(1,332,912)
SOFTWARE - (4.7)%
Aurora Innovation, Inc.	(91,000)	(382,200)
C3.ai, Inc., Class A	(10,700)	(117,807)
Fair Isaac Corp.	(500)	(731,585)
nCino, Inc.	(19,000)	(405,650)
Oracle Corp.	(3,400)	(559,572)
SailPoint, Inc.	(48,000)	(753,120)
SentinelOne, Inc., Class A	(70,000)	(978,600)
Strategy, Inc.	(5,700)	(853,347)
(4,781,881)
SPECIALTY RETAIL - (2.3)%
Dick's Sporting Goods, Inc.	(4,500)	(909,000)
	Shares	Value
Floor & Decor Holdings, Inc.	(6,500)	$(428,740)
RH	(5,000)	(994,150)
(2,331,890)
TEXTILES, APPAREL & LUXURY GOODS - (3.0)%
Amer Sports, Inc.	(25,300)	(926,739)
Birkenstock Holding PLC	(4,000)	(151,040)
On Holding AG, Class A	(21,300)	(963,825)
Under Armour, Inc., Class A	(165,200)	(1,019,284)
(3,060,888)
TRADING COMPANIES & DISTRIBUTORS - (1.5)%
FTAI Aviation Ltd.	(3,600)	(980,352)
QXO, Inc.	(8,000)	(177,440)
Watsco, Inc.	(1,000)	(386,450)
(1,544,242)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($94,878,764))		(95,927,587)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($94,878,764)) - (93.8)%		(95,927,587)
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%		102,305,649
NET ASSETS - 100.0%		$102,280,799

(a)	All or portion of the shares have been pledged as collateral for open short positions.The total market value of the securities pledged at January 31, 2026 is $21,749,421.
(b)	Non-income producing security.
(c)	7-day current yield as of January 31, 2026.

AG — Aktiengesellschaft
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

Country Diversification	Percent*
United States	51.9%
Canada	14.2
United Kingdom	5.8
Ireland (Republic of)	5.7
China	4.6
Taiwan	4.5
Brazil	2.7
Spain	2.5
Mexico	1.9
India	1.6
Switzerland	1.3
Netherlands	1.3
Philippines	1.3
Total Investments	99.3%

*	Percentages indicated are based on net assets as of January 31, 2026.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 98.3%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	13,974	$4,906,132

AIR FREIGHT & LOGISTICS - 1.8%
ZTO Express Cayman, Inc., ADR	366,586	8,039,231

BANKS - 16.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	447,690	11,380,280
Bank of Nova Scotia (The)	60,844	4,546,264
Canadian Imperial Bank of Commerce	81,092	7,492,090
HSBC Holdings PLC, Sponsored ADR	109,532	9,639,911
Lloyds Banking Group PLC, ADR	1,917,371	11,446,705
Regions Financial Corp.	234,205	6,674,842
Royal Bank of Canada	41,787	6,946,253
Toronto-Dominion Bank (The)	80,693	7,543,989
U.S. Bancorp	124,367	6,978,232
		72,648,566
BEVERAGES - 3.4%
Coca-Cola Co. (The)	95,081	7,113,009
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	80,117	8,355,402
		15,468,411
BIOTECHNOLOGY - 2.1%
Gilead Sciences, Inc.	68,539	9,729,111

BROADLINE RETAIL - 1.4%
MINISO Group Holding Ltd., ADR	352,532	6,507,741

BUILDING PRODUCTS - 1.7%
Johnson Controls International PLC	64,251	7,662,574

CHEMICALS - 0.8%
Air Products and Chemicals, Inc.	12,756	3,476,010

COMMUNICATIONS EQUIPMENT - 1.8%
Cisco Systems, Inc.	101,681	7,963,656

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Sysco Corp.	86,798	7,278,012

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Comcast Corp., Class A	106,940	3,181,465
	Shares	Value

ELECTRIC UTILITIES - 1.5%
Fortis, Inc.	124,490	$6,639,052

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
CDW Corp.	41,707	5,271,348
TE Connectivity PLC	34,967	7,789,948
		13,061,296
ENTERTAINMENT - 2.5%
NetEase, Inc., ADR	49,938	6,433,513
Warner Music Group Corp., Class A	159,679	4,787,176
		11,220,689
FOOD PRODUCTS - 0.6%
General Mills, Inc.	57,665	2,667,583

GROUND TRANSPORTATION - 1.2%
Canadian National Railway Co.	58,531	5,631,853

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Abbott Laboratories	60,250	6,585,325
Medtronic PLC	45,681	4,703,316
		11,288,641
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Cigna Group (The)	31,428	8,614,729
Elevance Health, Inc.	15,640	5,407,374
		14,022,103
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corp.	32,173	10,134,495

INSURANCE - 1.3%
Sun Life Financial, Inc.	91,496	5,767,908

IT SERVICES - 7.5%
Accenture PLC, Class A	20,938	5,520,094
Amdocs Ltd.	72,580	5,947,205
Cognizant Technology Solutions Corp., Class A	55,255	4,534,225
Infosys Ltd., Sponsored ADR	415,851	7,310,661
International Business Machines Corp.	34,992	10,732,047
		34,044,232
MACHINERY - 1.4%
Snap-on, Inc.	17,773	6,506,873

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MEDIA - 1.7%
Omnicom Group, Inc.	100,616	$7,751,457

OIL, GAS & CONSUMABLE FUELS - 4.6%
Canadian Natural Resources, Ltd.	194,218	7,226,851
Shell PLC, ADR	69,432	5,348,347
Suncor Energy, Inc.	151,870	8,044,554
		20,619,752
PROFESSIONAL SERVICES - 2.4%
Broadridge Financial Solutions, Inc.	26,835	5,289,447
Paychex, Inc.	53,334	5,500,335
		10,789,782
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.5%
Tanger, Inc.	205,753	6,732,238

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%
Analog Devices, Inc.	30,090	9,354,379
Broadcom, Inc.	42,223	13,988,480
NXP Semiconductors N.V.	26,559	6,006,052
QUALCOMM, Inc.	41,017	6,217,767
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	61,033	20,175,069
		55,741,747
SOFTWARE - 1.0%
Open Text Corp.	175,151	4,471,605

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.9%
Rayonier, Inc.	172,108	3,913,736

SPECIALTY RETAIL - 6.0%
Gap, Inc. (The)	395,702	11,071,742
Home Depot, Inc. (The)	14,497	5,430,431
Signet Jewelers Ltd.	118,037	10,891,274
		27,393,447
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
Dell Technologies, Inc., Class C	40,237	4,604,722
	Shares	Value
Hewlett Packard Enterprise Co.	302,193	$6,503,193
HP, Inc.	199,554	3,879,330
Logitech International SA	70,506	6,052,235
NetApp, Inc.	53,810	5,184,594
		26,224,074
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
PLDT, Inc., ADR	252,317	5,692,272
TIM SA, ADR	324,125	7,552,112
		13,244,384
TOTAL COMMON STOCKS (COST $331,030,182)		444,727,856
PREFERRED STOCKS - 1.0%

ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 1.24%(a)	2,159,061	4,641,981
TOTAL PREFERRED STOCKS (COST $4,276,105)		4,641,981

TOTAL INVESTMENTS (COST $335,306,287) - 99.3%		449,369,837

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		2,980,219
NET ASSETS - 100.0%		$452,350,056

(a)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AUTOMOBILE COMPONENTS - 2.0%
Aptiv PLC(a)	23,000	$1,742,250
BorgWarner, Inc.	37,000	1,754,170
		3,496,420
AUTOMOBILES - 1.2%
General Motors Co.	4,000	336,000
Tesla, Inc.(a)	4,000	1,721,640
		2,057,640
BANKS - 7.6%
Bank of America Corp.	52,000	2,766,400
Citigroup, Inc.	20,000	2,314,200
Citizens Financial Group, Inc.	20,000	1,259,600
JPMorgan Chase & Co.	3,000	917,670
PNC Financial Services Group, Inc. (The)	9,000	2,009,700
Popular, Inc.	13,000	1,735,890
U.S. Bancorp	37,000	2,076,070
Wells Fargo & Co.	3,000	271,470
		13,351,000
BIOTECHNOLOGY - 1.3%
Gilead Sciences, Inc.	16,000	2,271,200

BROADLINE RETAIL - 5.5%
Amazon.com, Inc.(a)	19,000	4,546,700
eBay, Inc.	21,000	1,915,620
Etsy, Inc.(a)	28,000	1,482,880
Macy's, Inc.	89,000	1,781,780
		9,726,980
CAPITAL MARKETS - 6.8%
Affiliated Managers Group, Inc.	2,000	626,180
Ameriprise Financial, Inc.	4,000	2,108,760
Bank of New York Mellon Corp. (The)	17,000	2,038,640
Charles Schwab Corp. (The)	23,000	2,390,160
Janus Henderson Group PLC	37,000	1,780,810
Northern Trust Corp.	10,000	1,494,300
State Street Corp.	12,000	1,570,320
		12,009,170
CHEMICALS - 1.1%
Corteva, Inc.	26,000	1,892,800
	Shares	Value

COMMUNICATIONS EQUIPMENT - 2.2%
Arista Networks, Inc.(a)	9,000	$1,275,660
Cisco Systems, Inc.	33,000	2,584,560
		3,860,220
CONSTRUCTION & ENGINEERING - 1.9%
AECOM	13,000	1,253,590
EMCOR Group, Inc.	3,000	2,162,190
		3,415,780
CONSUMER FINANCE - 2.1%
American Express Co.	6,000	2,113,020
Synchrony Financial	23,000	1,670,490
		3,783,510
CONTAINERS & PACKAGING - 0.2%
Crown Holdings, Inc.	3,000	314,040

DIVERSIFIED CONSUMER SERVICES - 2.8%
ADT, Inc.	221,000	1,768,000
Grand Canyon Education, Inc.(a)	10,000	1,738,400
H&R Block, Inc.	35,000	1,380,750
		4,887,150
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
Comcast Corp., Class A	67,000	1,993,250
Iridium Communications, Inc.	71,000	1,414,320
Verizon Communications, Inc.	44,000	1,958,880
		5,366,450
ELECTRICAL EQUIPMENT - 1.8%
nVent Electric PLC	13,000	1,459,380
Sensata Technologies Holding PLC	49,000	1,694,910
		3,154,290
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
Flex Ltd.(a)	26,000	1,639,040
Jabil, Inc.	8,000	1,897,520
Vontier Corp.	35,000	1,312,500
		4,849,060
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.1%
TechnipFMC PLC	34,000	$1,894,480

FINANCIAL SERVICES - 5.3%
Berkshire Hathaway, Inc., Class B(a)	2,000	961,060
Mastercard, Inc., Class A	6,000	3,232,740
Visa, Inc., Class A	10,000	3,218,300
WEX, Inc.(a)	12,000	1,846,800
		9,258,900
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
ResMed, Inc.	5,000	1,291,550

HEALTH CARE PROVIDERS & SERVICES - 2.5%
Cardinal Health, Inc.	9,000	1,933,920
McKesson Corp.	3,000	2,493,630
		4,427,550
HOTELS, RESTAURANTS & LEISURE - 2.2%
Airbnb, Inc., Class A(a)	15,000	1,940,550
Booking Holdings, Inc.	400	2,000,736
		3,941,286
INSURANCE - 1.1%
Hartford Insurance Group, Inc. (The)	14,000	1,890,840

INTERACTIVE MEDIA & SERVICES - 6.2%
Alphabet, Inc., Class A	24,000	8,112,000
Meta Platforms, Inc., Class A	4,000	2,866,000
		10,978,000
LEISURE PRODUCTS - 0.9%
YETI Holdings, Inc.(a)	35,000	1,599,850

MACHINERY - 1.0%
AGCO Corp.	15,000	1,701,150

PROFESSIONAL SERVICES - 2.0%
Genpact Ltd.	40,000	1,764,000
Jacobs Solutions, Inc.	13,000	1,758,380
		3,522,380
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
CBRE Group, Inc., Class A(a)	12,000	$2,043,960
Jones Lang LaSalle, Inc.(a)	6,000	2,147,460
		4,191,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
Broadcom, Inc.	8,000	2,650,400
Cirrus Logic, Inc.(a)	13,000	1,694,420
NVIDIA Corp.	60,000	11,467,800
QUALCOMM, Inc.	15,000	2,273,850
		18,086,470
SOFTWARE - 9.1%
Adobe, Inc.(a)	7,000	2,052,750
Autodesk, Inc.(a)	6,000	1,517,220
Dolby Laboratories, Inc., Class A	22,000	1,412,180
Dropbox, Inc., Class A(a)	60,000	1,528,800
Microsoft Corp.	22,000	9,466,380
		15,977,330
SPECIALTY RETAIL - 2.4%
Gap, Inc. (The)	69,000	1,930,620
TJX Cos., Inc. (The)	15,000	2,247,150
		4,177,770
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.6%
Apple, Inc.	47,000	12,195,560
Western Digital Corp.	5,000	1,251,150
		13,446,710
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Crocs, Inc.(a)	11,000	923,120
Ralph Lauren Corp.	5,000	1,767,050
		2,690,170
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	29,000	1,769,870

TOTAL COMMON STOCKS (COST $144,555,936)		175,281,436
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(b)	298,306	$298,306
TOTAL MONEY MARKET FUND (COST $298,306)		298,306

TOTAL INVESTMENTS (COST $144,854,242) - 99.9%		175,579,742

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		248,431
NET ASSETS - 100.0%		$175,828,173

(a)	Non-income producing security.
(b)	7-day current yield as of January 31, 2026.

PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 0.1%
General Electric Co.	1,000	$306,790

AUTOMOBILES - 2.7%
Tesla, Inc.(a)	15,000	6,456,150

BANKS - 2.2%
Citigroup, Inc.	23,000	2,661,330
Popular, Inc.	18,000	2,403,540
		5,064,870
BIOTECHNOLOGY - 2.4%
AbbVie, Inc.	4,000	892,040
Exelixis, Inc.(a)	54,000	2,233,440
Gilead Sciences, Inc.	3,000	425,850
Incyte Corp.(a)	22,000	2,201,540
		5,752,870
BROADLINE RETAIL - 3.8%
Amazon.com, Inc.(a)	37,000	8,854,100

CAPITAL MARKETS - 4.5%
Ameriprise Financial, Inc.	4,000	2,108,760
Bank of New York Mellon Corp. (The)	20,000	2,398,400
Charles Schwab Corp. (The)	25,000	2,598,000
Interactive Brokers Group, Inc., Class A	33,000	2,471,040
Moody's Corp.	2,000	1,031,120
		10,607,320
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Tetra Tech, Inc.	64,000	2,410,240
Veralto Corp.	25,000	2,474,500
		4,884,740
COMMUNICATIONS EQUIPMENT - 1.5%
Arista Networks, Inc.(a)	25,000	3,543,500

CONSTRUCTION & ENGINEERING - 2.7%
Comfort Systems USA, Inc.	3,000	3,426,300
EMCOR Group, Inc.	4,000	2,882,920
		6,309,220
CONSUMER FINANCE - 0.5%
Synchrony Financial	15,300	1,111,239

	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
Costco Wholesale Corp.	1,000	$940,250

DIVERSIFIED CONSUMER SERVICES - 1.5%
Grand Canyon Education, Inc.(a)	14,000	2,433,760
H&R Block, Inc.	26,000	1,025,700
		3,459,460
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Iridium Communications, Inc.	118,000	2,350,560

ELECTRIC UTILITIES - 0.8%
NRG Energy, Inc.	13,000	1,984,190

ELECTRICAL EQUIPMENT - 1.1%
Rockwell Automation, Inc.	6,000	2,529,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Jabil, Inc.	10,000	2,371,900

ENTERTAINMENT - 1.3%
Netflix, Inc.(a)	8,000	667,920
Roku, Inc.(a)	24,000	2,284,800
		2,952,720
FINANCIAL SERVICES - 6.3%
Mastercard, Inc., Class A	11,000	5,926,690
PayPal Holdings, Inc.	21,000	1,106,490
Visa, Inc., Class A	18,000	5,792,940
WEX, Inc.(a)	13,000	2,000,700
		14,826,820
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
IDEXX Laboratories, Inc.(a)	4,000	2,681,840
ResMed, Inc.	10,000	2,583,100
		5,264,940
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.	13,000	2,793,440
DaVita, Inc.(a)	10,000	1,093,400
McKesson Corp.	1,000	831,210
		4,718,050
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.5%
Booking Holdings, Inc.	600	$3,001,104
Hilton Worldwide Holdings, Inc.	2,000	597,020
		3,598,124
INTERACTIVE MEDIA & SERVICES - 8.1%
Alphabet, Inc., Class A	35,000	11,830,000
Meta Platforms, Inc., Class A	10,000	7,165,000
		18,995,000
IT SERVICES - 0.7%
VeriSign, Inc.	7,000	1,709,610

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Medpace Holdings, Inc.(a)	4,000	2,329,920

MEDIA - 1.0%
Nexstar Media Group, Inc.	11,000	2,336,180

PROFESSIONAL SERVICES - 1.7%
ExlService Holdings, Inc.(a)	63,000	2,466,450
Genpact Ltd.	34,000	1,499,400
		3,965,850
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	15,000	2,554,950
Jones Lang LaSalle, Inc.(a)	7,000	2,505,370
		5,060,320
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.0%
Broadcom, Inc.	27,000	8,945,100
KLA Corp.	1,000	1,427,940
Lam Research Corp.	20,000	4,669,200
NVIDIA Corp.	141,000	26,949,330
QUALCOMM, Inc.	18,000	2,728,620
		44,720,190
SOFTWARE - 12.8%
Autodesk, Inc.(a)	11,000	2,781,570
Cadence Design Systems, Inc.(a)	2,000	592,720
DocuSign, Inc.(a)	38,000	1,996,520
Dropbox, Inc., Class A(a)	62,000	1,579,760
Dynatrace, Inc.(a)	13,000	495,170
Fortinet, Inc.(a)	36,000	2,925,360
Gen Digital, Inc.	60,000	1,439,400
Intuit, Inc.	6,000	2,993,520
Microsoft Corp.	25,000	10,757,250
	Shares	Value
Palantir Technologies, Inc., Class A(a)	4,000	$586,360
Pegasystems, Inc.	41,000	1,791,290
PTC, Inc.(a)	14,000	2,185,820
		30,124,740
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.2%
Apple, Inc.	82,000	21,277,360
Dell Technologies, Inc., Class C	1,000	114,440
NetApp, Inc.	3,000	289,050
		21,680,850
TEXTILES, APPAREL & LUXURY GOODS - 2.6%
Crocs, Inc.(a)	12,000	1,007,040
Ralph Lauren Corp.	7,000	2,473,870
Tapestry, Inc.	20,000	2,538,200
		6,019,110
TOTAL COMMON STOCKS (COST $200,832,504)		234,829,483
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(b)	342,767	342,767
TOTAL MONEY MARKET FUND (COST $342,767)		342,767

TOTAL INVESTMENTS (COST $201,175,271) - 100.0%		235,172,250

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(79,735)
NET ASSETS - 100.0%		$235,092,515

(a)	Non-income producing security.
(b)	7-day current yield as of January 31, 2026.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.5%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	4,000	$1,404,360

AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	1,900	370,405

AUTOMOBILE COMPONENTS - 1.9%
Aptiv PLC(a)	17,000	1,287,750
BorgWarner, Inc.	25,000	1,185,250
		2,473,000
AUTOMOBILES - 1.5%
General Motors Co.	16,000	1,344,000
Harley-Davidson, Inc.	32,200	637,560
		1,981,560
BANKS - 11.9%
Bank of America Corp.	50,000	2,660,000
Citigroup, Inc.	17,000	1,967,070
JPMorgan Chase & Co.	11,000	3,364,790
PNC Financial Services Group, Inc. (The)	7,000	1,563,100
Popular, Inc.	10,000	1,335,300
U.S. Bancorp	29,000	1,627,190
Webster Financial Corp.	4,000	263,080
Wells Fargo & Co.	27,000	2,443,230
		15,223,760
BIOTECHNOLOGY - 3.3%
Amgen, Inc.	4,000	1,367,520
Gilead Sciences, Inc.	13,000	1,845,350
Incyte Corp.(a)	10,300	1,030,721
		4,243,591
BROADLINE RETAIL - 3.1%
Amazon.com, Inc.(a)	6,000	1,435,800
eBay, Inc.	14,000	1,277,080
Macy's, Inc.	65,000	1,301,300
		4,014,180
CAPITAL MARKETS - 9.3%
Bank of New York Mellon Corp. (The)	13,000	1,558,960
Charles Schwab Corp. (The)	19,000	1,974,480
Goldman Sachs Group, Inc. (The)	2,300	2,151,443
Janus Henderson Group PLC	27,000	1,299,510
Morgan Stanley	12,000	2,193,600
Northern Trust Corp.	9,000	1,344,870
State Street Corp.	11,000	1,439,460
		11,962,323
	Shares	Value
CHEMICALS - 1.1%
Corteva, Inc.	20,000	$1,456,000

COMMERCIAL SERVICES & SUPPLIES - 1.0%
Tetra Tech, Inc.	33,000	1,242,780

COMMUNICATIONS EQUIPMENT - 2.0%
Cisco Systems, Inc.	33,000	2,584,560

CONSTRUCTION & ENGINEERING - 0.5%
AECOM	6,000	578,580

CONSUMER FINANCE - 2.4%
American Express Co.	5,000	1,760,850
Synchrony Financial	18,000	1,307,340
		3,068,190
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
Walmart, Inc.	5,000	595,700

DIVERSIFIED CONSUMER SERVICES - 2.3%
ADT, Inc.	162,000	1,296,000
Grand Canyon Education, Inc.(a)	7,000	1,216,880
H&R Block, Inc.	10,300	406,335
		2,919,215
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2%
AT&T, Inc.	82,000	2,149,220
Comcast Corp., Class A	59,000	1,755,250
Iridium Communications, Inc.	29,100	579,672
Verizon Communications, Inc.	50,000	2,226,000
		6,710,142
ELECTRICAL EQUIPMENT - 1.7%
nVent Electric PLC	11,000	1,234,860
Sensata Technologies Holding PLC	29,100	1,006,569
		2,241,429
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
Flex Ltd.(a)	21,000	1,323,840
Jabil, Inc.	4,300	1,019,917
		2,343,757
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.2%
TechnipFMC PLC	4,000	$222,880

ENTERTAINMENT - 1.0%
Electronic Arts, Inc.	6,000	1,223,520

FINANCIAL SERVICES - 3.6%
Berkshire Hathaway, Inc., Class B(a)	5,000	2,402,650
PayPal Holdings, Inc.	11,000	579,590
Western Union Co. (The)	39,200	367,304
WEX, Inc.(a)	8,000	1,231,200
		4,580,744
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Medtronic PLC	17,000	1,750,320

HEALTH CARE PROVIDERS & SERVICES - 4.3%
Cardinal Health, Inc.	7,000	1,504,160
Cigna Group (The)	4,000	1,096,440
CVS Health Corp.	22,000	1,639,440
McKesson Corp.	1,500	1,246,815
		5,486,855
HOTELS, RESTAURANTS & LEISURE - 1.2%
Booking Holdings, Inc.	300	1,500,552

HOUSEHOLD PRODUCTS - 0.1%
Procter & Gamble Co. (The)	1,000	151,770

INDUSTRIAL CONGLOMERATES - 0.2%
Honeywell International, Inc.	1,000	227,520

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Prologis, Inc.	14,000	1,827,840

INSURANCE - 3.1%
Aflac, Inc.	8,300	920,885
Hartford Insurance Group, Inc. (The)	10,000	1,350,600
MetLife, Inc.	12,000	946,560
Primerica, Inc.	2,700	710,208
		3,928,253
INTERACTIVE MEDIA & SERVICES - 4.8%
Alphabet, Inc., Class A	18,000	6,084,000
	Shares	Value

IT SERVICES - 3.4%
Accenture PLC, Class A	7,000	$1,845,480
International Business Machines Corp.	8,000	2,453,600
		4,299,080
LEISURE PRODUCTS - 0.9%
YETI Holdings, Inc.(a)	24,000	1,097,040

MACHINERY - 2.5%
AGCO Corp.	12,000	1,360,920
Parker-Hannifin Corp.	2,000	1,871,680
		3,232,600
METALS & MINING - 1.3%
Newmont Corp.	15,000	1,685,250

OIL, GAS & CONSUMABLE FUELS - 2.0%
Antero Midstream Corp.	10,300	193,846
ConocoPhillips	12,000	1,250,760
Exxon Mobil Corp.	8,000	1,131,200
		2,575,806
PROFESSIONAL SERVICES - 1.0%
Genpact Ltd.	29,000	1,278,900

REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
CBRE Group, Inc., Class A(a)	8,000	1,362,640
Jones Lang LaSalle, Inc.(a)	3,300	1,181,103
		2,543,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Cirrus Logic, Inc.(a)	10,000	1,303,400
Micron Technology, Inc.	2,000	829,760
QUALCOMM, Inc.	12,000	1,819,080
		3,952,240
SOFTWARE - 3.1%
Dropbox, Inc., Class A(a)	40,000	1,019,200
Gen Digital, Inc.	42,000	1,007,580
Salesforce, Inc.	9,000	1,910,610
		3,937,390
SPECIALTY RETAIL - 3.1%
Best Buy Co., Inc.	16,000	1,041,600
Gap, Inc. (The)	48,000	1,343,040
TJX Cos., Inc. (The)	11,000	1,647,910
		4,032,550
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.2%
Dell Technologies, Inc., Class C	12,000	$1,373,280
Western Digital Corp.	6,000	1,501,380
		2,874,660
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.(a)	13,000	1,090,960
PVH Corp.	10,300	642,308
Ralph Lauren Corp.	1,300	459,433
		2,192,701
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	21,000	1,281,630

TOTAL COMMON STOCKS (COST $109,289,406)		127,381,376
	Shares	Value
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(b)	585,591	$585,591
TOTAL MONEY MARKET FUND (COST $585,591)		585,591

TOTAL INVESTMENTS (COST $109,874,997) - 100.0%		127,966,967

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(8,160)
NET ASSETS - 100.0%		$127,958,807

(a)	Non-income producing security.
(b)	7-day current yield as of January 31, 2026.

PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 57.0%

AEROSPACE & DEFENSE - 3.3%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$2,003,314
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,123,703
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,556,173
		6,683,190
AIR FREIGHT & LOGISTICS - 1.8%
FedEx Corp., 5.10%, 1/15/44	1,000,000	931,467
Union Pacific Corp., 4.50%, 1/20/33	2,000,000	2,016,168
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	772,943
		3,720,578
BANKS - 2.2%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	2,001,395
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,920,386
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	503,485
		4,425,266
BEVERAGES - 0.5%
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	981,237

BIOTECHNOLOGY - 2.4%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,950,781
Gilead Sciences, Inc., 4.60%, 9/1/35, (Callable 3/1/35 @ 100)	1,000,000	986,548
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,093,407
		5,030,736
CAPITAL MARKETS - 1.2%
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)(b)	1,000,000	1,001,560
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,527,437
		2,528,997
CHEMICALS - 0.4%
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	751,295

CONSUMER FINANCE - 0.5%
American Express Co., 4.05%, 5/3/29	1,000,000	1,003,859

CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Kroger Co. (The), 4.50%, 1/15/29	1,000,000	1,013,958
Sysco Corp., 3.25%, 7/15/27	1,000,000	991,266
Target Corp., 4.50%, 9/15/34, (Callable 6/15/34 @ 100)	2,000,000	1,972,229
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,989,537
		5,966,990
	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc., 4.50%, 8/10/33	$2,000,000	$1,964,274

ELECTRIC UTILITIES - 2.0%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,994,574
Exelon Corp., 5.30%, 3/15/33	2,000,000	2,071,819
		4,066,393
ENTERTAINMENT - 1.4%
Walt Disney Co. (The), 4.63%, 3/23/40	3,000,000	2,857,518

FINANCIAL SERVICES - 2.0%
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,105,171
PayPal Holdings, Inc., 4.40%, 6/1/32	3,000,000	2,992,798
		4,097,969
FOOD PRODUCTS - 2.4%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	2,006,454
General Mills, Inc., 4.95%, 3/29/33	2,000,000	2,022,861
The Campbell's Co., 4.15%, 3/15/28	1,000,000	1,000,958
		5,030,273
HEALTH CARE PROVIDERS & SERVICES - 2.5%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,078,684
CVS Health Corp., 5.13%, 2/21/30	1,000,000	1,025,929
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,998,664
		5,103,277
HOTELS, RESTAURANTS & LEISURE - 2.1%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	981,125
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,844,093
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,517,248
		4,342,466
HOUSEHOLD PRODUCTS - 2.9%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	1,000,000	1,005,952
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	2,020,674
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	964,199
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,990,674
		5,981,499
INSURANCE - 2.2%
Aflac, Inc., 3.60%, 4/1/30	1,000,000	982,841
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,098,700
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(b)	1,500,000	1,481,510
		4,563,051
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
IT SERVICES - 2.2%
Fiserv, Inc., 4.20%, 10/1/28	$1,000,000	$999,502
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	965,247
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,604,115
		4,568,864
MACHINERY - 2.0%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,060,315
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	2,035,927
		4,096,242
OIL, GAS & CONSUMABLE FUELS - 3.3%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,671,725
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,118,062
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,982,252
		6,772,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,916,159
Lam Research Corp., 4.00%, 3/15/29	1,000,000	1,000,946
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,686,628
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,000,290
		8,604,023
SOFTWARE - 3.5%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	2,052,830
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,811,648
Microsoft Corp., 4.10%, 2/6/37, (Callable 8/6/36 @ 100)	1,000,000	961,557
Oracle Corp., 3.25%, 11/15/27	1,000,000	980,783
Oracle Corp., 4.90%, 2/6/33	500,000	481,681
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	1,000,397
		7,288,896
SPECIALTY RETAIL - 4.0%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	2,022,470
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,158,353
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,975,891
O'Reilly Automotive, Inc., 4.70%, 6/15/32	1,000,000	1,009,066
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	1,031,531
		8,197,311
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc., 1.65%, 5/11/30	1,000,000	909,360
Apple, Inc., 3.45%, 2/9/45	1,000,000	775,700
		1,685,060
TEXTILES, APPAREL & LUXURY GOODS - 2.4%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,862,652
	Principal Amount	Value
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	$1,000,000	$949,062
Tapestry, Inc., 5.10%, 3/11/30	1,000,000	1,025,170
		4,836,884
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,805,541

TOTAL CORPORATE BONDS (COST $120,477,946)		116,953,728
MUNICIPAL BONDS - 2.4%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	453,783

LOUISIANA - 0.0%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	90,518

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,076,404

TEXAS - 1.7%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	918,197
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,103,246
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	767,013
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34 (Callable 2/15/30 @ 100)	600,000	505,632
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AG Insured), 2.58%, 9/1/31	100,000	91,129
		3,385,217
TOTAL MUNICIPAL BONDS (COST $5,685,483)		5,005,922
U.S. GOVERNMENT AGENCIES - 6.1%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	959,126
Federal Home Loan Bank
1.00%, 3/16/27	2,000,000	1,941,673
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
1.07%, 1/25/30	$1,000,000	$898,611
1.75%, 7/29/26	1,000,000	990,698
1.75%, 8/25/28	1,350,000	1,286,913
1.75%, 9/30/26(c)	2,000,000	1,977,514
2.25%, 4/29/31, (Callable 1/29/26 @ 100)(c)	730,769	703,976
2.75%, 2/22/34	1,000,000	887,366
3.00%, 2/24/37, (Callable 2/10/26 @ 100)	1,000,000	850,753
4.75%, 3/10/34	1,000,000	1,034,938
		10,572,442
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	938,444
TOTAL U.S. GOVERNMENT AGENCIES (COST $13,101,573)		12,470,012
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.2%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	124,410	123,831
3.50%, 2/1/34	97,004	95,782
3.50%, 10/1/49	174,719	163,278
3.50%, 12/15/48	270,989	265,217
6.00%, 3/1/38	10,291	10,875
		658,983
Federal National Mortgage Association
1.50%, 11/25/44	1,163,099	1,024,431
3.50%, 2/1/43	108,290	102,681
3.50%, 4/1/48	289,442	274,265
4.00%, 9/1/33	61,891	61,892
4.00%, 10/1/46	219,167	213,322
6.00%, 6/1/36	67,135	68,053
6.57% (RFUCCT1Y + 182 bps), 5/1/36(b)	26,134	26,955
		1,771,599
Government National Mortgage Association
4.50%, 6/15/40	48,655	48,455
4.50%, 8/20/38	17,119	16,970
5.00%, 5/20/40	28,305	28,488
6.00%, 10/15/37	11,257	11,903
6.00%, 6/15/37	12,036	12,569
		118,385
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $2,817,853)		2,548,967
U.S. TREASURY OBLIGATIONS - 28.8%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,263,672
4.00%, 11/15/42	4,000,000	3,650,625
	Principal Amount	Value
4.25%, 5/15/39	$2,000,000	$1,952,031
4.38%, 2/15/38	1,000,000	1,002,734
4.50%, 8/15/39	2,000,000	1,995,312
4.50%, 2/15/44	2,000,000	1,927,891
		11,792,265
U.S. Treasury Notes
1.38%, 7/15/33	1,067,220	1,049,563
2.13%, 1/15/35	1,027,050	1,052,108
3.50%, 2/15/33	4,000,000	3,869,062
3.63%, 9/30/31	1,000,000	986,367
3.75%, 8/31/31	2,000,000	1,986,484
3.75%, 8/31/26	1,000,000	1,000,641
3.88%, 8/15/34	1,000,000	979,258
3.88%, 8/31/32	1,000,000	993,047
4.00%, 10/31/29	2,000,000	2,020,859
4.00%, 7/31/30	3,000,000	3,029,180
4.00%, 2/15/34	2,000,000	1,983,438
4.00%, 4/30/32	1,000,000	1,002,227
4.00%, 6/30/32	3,000,000	3,004,336
4.00%, 7/31/32	2,000,000	2,001,797
4.13%, 10/31/27	1,000,000	1,009,727
4.13%, 11/15/32	2,000,000	2,013,359
4.13%, 8/31/30	2,000,000	2,028,594
4.13%, 3/31/31	1,000,000	1,013,672
4.13%, 7/31/31	2,000,000	2,025,234
4.13%, 10/31/26	1,000,000	1,003,445
4.13%, 2/29/32	2,000,000	2,019,453
4.25%, 2/28/31	2,000,000	2,039,219
4.25%, 11/15/34	2,000,000	2,009,219
4.25%, 8/15/35	2,000,000	2,001,875
4.38%, 11/30/28	1,000,000	1,020,508
4.38%, 5/15/34	3,000,000	3,048,750
4.50%, 7/15/26	1,000,000	1,003,822
		47,195,244
TOTAL U.S. TREASURY OBLIGATIONS (COST $59,539,867)		58,987,509

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND - 3.7%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(d)	7,559,173	$7,559,173
TOTAL MONEY MARKET FUND (COST $7,559,173)		7,559,173

TOTAL INVESTMENTS (COST $209,181,895) - 99.2%		203,525,311

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		1,574,411
NET ASSETS - 100.0%		$205,099,722

(a)	Perpetual Bond. Maturity date represents next call date.
(b)
Variable rate security. The interest rate shown represents the rate in effect at January 31, 2026. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2026.
(d)	7-day current yield as of January 31, 2026.

AG — Aktiengesellschaft
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

Country Diversification	Percent*
United Kingdom	29.9%
Japan	13.1
Netherlands	12.2
China	6.8
Taiwan	5.4
Germany	5.2
Spain	5.1
Switzerland	3.3
France	2.9
India	2.8
Australia	2.6
Brazil	2.3
Mexico	1.3
Singapore	0.8
Finland	0.6
Italy	0.6
Denmark	0.5
United States	0.5
Sweden	0.5
Ireland (Republic of)	0.5
Republic of Korea (South)	0.5
Norway	0.4
Israel	0.4
Luxembourg	0.4
Indonesia	0.4
Belgium	0.3
Jersey	0.2
Hong Kong	0.2
South Africa	0.1
Chile	0.0**
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2026.
**	Amount rounds to less than 0.1%.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
COMMON STOCKS - 98.1%

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	16,627	$364,630

AUTOMOBILES - 1.3%
Honda Motor Co. Ltd., Sponsored ADR	111,053	3,368,237
Li Auto, Inc., ADR(a)	21,898	364,164
NIO, Inc., ADR(a)	26,351	123,850
XPeng, Inc., ADR(a)	9,078	163,222
		4,019,473
BANKS - 22.6%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	282,554	7,182,523
Banco Santander SA, Sponsored ADR	682,421	8,700,868
Barclays PLC, Sponsored ADR	178,294	4,769,365
HDFC Bank Ltd., ADR	78,488	2,541,441
HSBC Holdings PLC, Sponsored ADR	165,330	14,550,693
ICICI Bank Ltd., Sponsored ADR	86,970	2,547,351
ING Groep N.V., Sponsored ADR	149,457	4,392,541
KB Financial Group, Inc., ADR	12,110	1,137,977
Lloyds Banking Group PLC, ADR	770,339	4,598,924
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	460,069	8,304,245
Mizuho Financial Group, Inc., ADR	315,100	2,719,313
NatWest Group PLC, Sponsored ADR	209,150	3,812,805
Shinhan Financial Group Co. Ltd., ADR	5,391	314,457
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	265,464	5,572,089
		71,144,592
BEVERAGES - 0.5%
Fomento Economico Mexicano SAB de CV, Sponsored ADR	13,915	1,452,169

BIOTECHNOLOGY - 3.6%
Abivax SA, ADR(a)	6,099	677,904
Amarin Corp. PLC, ADR(a)	1,169	17,441
Argenx SE, ADR(a)	5,716	4,804,298
Ascendis Pharma A/S, ADR(a)	7,088	1,602,597
BeOne Medicines Ltd., ADR(a)	4,819	1,640,291
Bicycle Therapeutics PLC, ADR(a)	11,209	71,962
Centessa Pharmaceuticals PLC, ADR(a)	8,610	211,548
Galapagos N.V., Sponsored ADR(a)	31,878	1,080,027
Immunocore Holdings PLC, ADR(a)	35,726	1,162,881
Silence Therapeutics PLC, ADR(a)	5,800	27,956
		11,296,905
BROADLINE RETAIL - 5.6%
Alibaba Group Holding Ltd., Sponsored ADR	69,964	11,863,096
	Shares	Value
JD.com, Inc., ADR	38,046	$1,083,550
PDD Holdings, Inc., ADR(a)	24,007	2,425,907
Sea Ltd., ADR(a)	20,871	2,431,263
		17,803,816
CAPITAL MARKETS - 3.9%
Deutsche Bank AG	99,189	3,890,193
Futu Holdings Ltd., ADR(a)	4,193	681,656
Nomura Holdings, Inc., Sponsored ADR	85,620	759,449
UBS Group AG	148,475	7,000,596
		12,331,894
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Rentokil Initial PLC, Sponsored ADR	32,442	1,022,247

COMMUNICATIONS EQUIPMENT - 1.1%
Nokia Oyj, Sponsored ADR	301,731	1,940,130
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,550,891
		3,491,021
CONSTRUCTION MATERIALS - 0.3%
CEMEX SAB de CV, Sponsored ADR	75,555	942,926

DIVERSIFIED CONSUMER SERVICES - 0.4%
Pearson PLC, Sponsored ADR	97,434	1,282,231

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Chunghwa Telecom Co. Ltd., Sponsored ADR	39,372	1,672,523
Telkom Indonesia Persero Tbk PT, ADR	54,458	1,150,153
		2,822,676
ELECTRIC UTILITIES - 0.3%
Axia Energia, ADR	81,639	842,515

ENTERTAINMENT - 0.5%
NetEase, Inc., ADR	10,707	1,379,383
Tencent Music Entertainment Group, ADR	6,156	103,298
		1,482,681
FINANCIAL SERVICES - 0.8%
ORIX Corp., Sponsored ADR	78,460	2,395,384

FOOD PRODUCTS - 0.4%
Magnum Ice Cream Co. N.V. (The)(a)	67,351	1,195,480

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	$223,463

HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Koninklijke Philips N.V., Sponsored NYS	60,365	1,732,475
Smith & Nephew PLC, Sponsored ADR	71,999	2,458,046
		4,190,521
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Fresenius Medical Care AG, ADR	36,535	829,345

HOTELS, RESTAURANTS & LEISURE - 1.2%
InterContinental Hotels Group PLC, ADR	20,137	2,763,602
Trip.com Group Ltd., ADR	18,076	1,109,324
		3,872,926
HOUSEHOLD DURABLES - 2.1%
Sony Group Corp., Sponsored ADR	303,367	6,704,411

INSURANCE - 0.9%
Aegon Ltd., Sponsored NYS	92,775	722,717
Prudential PLC, ADR	60,694	2,002,295
		2,725,012
INTERACTIVE MEDIA & SERVICES - 0.4%
Baidu, Inc., Sponsored ADR(a)	7,896	1,209,509

IT SERVICES - 1.1%
Endava PLC, Sponsored ADR(a)	2,407	15,212
Infosys Ltd., Sponsored ADR	179,816	3,161,166
Wipro Ltd., ADR	168,148	423,733
		3,600,111
MEDIA - 0.3%
Criteo SA, Sponsored ADR(a)	18,292	350,658
WPP PLC, Sponsored ADR	36,066	753,058
		1,103,716
METALS & MINING - 5.5%
ArcelorMittal SA, Sponsored NYS	21,827	1,178,003
BHP Group Ltd., Sponsored ADR	119,024	8,180,520
Gold Fields Ltd., Sponsored ADR	4,039	202,435
Rio Tinto PLC, Sponsored ADR	68,831	6,265,686
Vale SA, Sponsored ADR	90,960	1,461,727
		17,288,371
MULTI-UTILITIES - 2.2%
National Grid PLC, Sponsored ADR	83,292	7,102,309
	Shares	Value

OIL, GAS & CONSUMABLE FUELS - 8.9%
BP PLC, Sponsored ADR	115,998	$4,394,004
Eni S.p.A., Sponsored ADR	45,074	1,844,428
Equinor ASA, Sponsored ADR	52,698	1,414,941
Petroleo Brasileiro SA, Sponsored ADR	25,860	396,693
Shell PLC, ADR	151,803	11,693,385
TotalEnergies SE	114,063	8,258,161
		28,001,612
PASSENGER AIRLINES - 0.5%
Ryanair Holdings PLC, Sponsored ADR	21,837	1,541,692

PERSONAL CARE PRODUCTS - 4.3%
Unilever PLC, Sponsored ADR	197,878	13,526,940

PHARMACEUTICALS - 5.3%
Haleon PLC, ADR	427,721	4,478,239
HUTCHMED China Ltd., ADR(a)	55,299	829,485
Takeda Pharmaceutical Co. Ltd., ADR	664,936	11,456,847
		16,764,571
PROFESSIONAL SERVICES - 1.7%
RELX PLC, Sponsored ADR	151,036	5,407,089

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR	15,738	294,615

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.5%
ARM Holdings PLC, ADR(a)	8,458	891,135
ASE Industrial Holding Co. Ltd., ADR	57,146	1,084,631
ASML Holding N.V., Sponsored NYS	17,729	25,228,367
STMicroelectronics N.V., Sponsored NYS	43,243	1,206,047
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	38,921	12,865,726
United Microelectronics Corp., Sponsored ADR	136,133	1,385,834
		42,661,740
SOFTWARE - 4.1%
Nice Ltd., Sponsored ADR(a)	12,113	1,288,944
SAP SE, Sponsored ADR	57,372	11,534,067
		12,823,011
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Logitech International SA	18,681	1,603,577
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value

TRANSPORTATION INFRASTRUCTURE - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,010	$277,659

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	17,489	469,755

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
America Movil SAB de CV, ADR	74,088	1,533,622
Vodafone Group PLC, Sponsored ADR	112,382	1,646,396
		3,180,018
TOTAL COMMON STOCKS (COST $248,173,919)		309,292,613
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(b)	851,715	851,715
TOTAL MONEY MARKET FUND (COST $851,715)		851,715
PREFERRED STOCKS - 1.4%

BANKS - 0.8%
Itau Unibanco Holding SA, Sponsored ADR, 3.80%(c)	276,255	2,373,031
BIOTECHNOLOGY - 0.0%
Grifols SA, ADR, 1.90%(c)	4,960	45,880
CHEMICALS - 0.0%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (a)	1,523	117,027
ELECTRIC UTILITIES - 0.1%
Axia Energia, Class C, ADR (a)	21,457	214,570
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
Petroleo Brasileiro SA, Sponsored ADR, 3.10%(c)	113,226	$1,625,925
TOTAL PREFERRED STOCKS (COST $3,292,454)		4,376,433

TOTAL INVESTMENTS (COST $252,318,088) - 99.8%		314,520,761

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		731,180
NET ASSETS - 100.0%		$315,251,941

(a)	Non-income producing security.
(b)	7-day current yield as of January 31, 2026.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.6%

AEROSPACE & DEFENSE - 2.1%
Axon Enterprise, Inc.(a)	453	$219,062
Boeing Co. (The)(a)	3,877	906,132
General Dynamics Corp.	570	200,121
General Electric Co.	6,013	1,844,728
Howmet Aerospace, Inc.	1,758	365,805
L3Harris Technologies, Inc.	921	315,765
Lockheed Martin Corp.	657	416,683
Northrop Grumman Corp.	402	278,288
RTX Corp.	6,946	1,395,660
Textron, Inc.	597	52,572
TransDigm Group, Inc.	257	366,878
		6,361,694
AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	1,205	234,915
Expeditors International of Washington, Inc.	1,454	233,425
FedEx Corp.	11	3,545
United Parcel Service, Inc., Class B	3,302	350,738
		822,623
AUTOMOBILES - 2.3%
Ford Motor Co.	24,591	341,323
General Motors Co.	4,638	389,592
Tesla, Inc.(a)	14,350	6,176,384
		6,907,299
BANKS - 3.6%
Bank of America Corp.	38,335	2,039,422
Citigroup, Inc.	9,308	1,077,029
Citizens Financial Group, Inc.	1,163	73,246
Fifth Third Bancorp	4,350	218,457
Huntington Bancshares, Inc.	12,350	215,878
JPMorgan Chase & Co.	15,185	4,644,939
KeyCorp	7,900	170,008
Regions Financial Corp.	7,892	224,922
Truist Financial Corp.	7,326	376,703
U.S. Bancorp	7,905	443,549
Wells Fargo & Co.	17,881	1,618,052
		11,102,205
BEVERAGES - 1.3%
Coca-Cola Co. (The)	25,724	1,924,412
Keurig Dr Pepper, Inc.	5,015	137,612
Monster Beverage Corp.(a)	6,052	488,759
PepsiCo, Inc.	8,587	1,319,221
		3,870,004
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	12,458	2,778,259
	Shares	Value
Amgen, Inc.	4,987	$1,704,956
Gilead Sciences, Inc.	10,159	1,442,070
Incyte Corp.(a)	4,162	416,491
Moderna, Inc.(a)	1,993	87,831
		6,429,607
BROADLINE RETAIL - 3.9%
Amazon.com, Inc.(a)	48,832	11,685,498
eBay, Inc.	3,111	283,785
		11,969,283
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	807	59,306
Allegion PLC	77	12,735
Builders FirstSource, Inc.(a)	87	9,953
Carrier Global Corp.	8,574	510,839
Johnson Controls International PLC	4,622	551,220
Masco Corp.	1,108	73,228
Trane Technologies PLC	1,933	812,981
		2,030,262
CAPITAL MARKETS - 3.1%
Bank of New York Mellon Corp. (The)	5,406	648,288
Blackrock, Inc.	31	34,687
Blackstone, Inc.	3,582	510,148
Cboe Global Markets, Inc.	699	185,277
Charles Schwab Corp. (The)	7,781	808,602
CME Group, Inc.	2,144	619,745
Coinbase Global, Inc., Class A(a)	730	142,160
Franklin Resources, Inc.	2,300	61,226
Goldman Sachs Group, Inc. (The)	1,129	1,056,078
Intercontinental Exchange, Inc.	3,189	554,184
Invesco Ltd.	2,500	68,225
KKR & Co., Inc.	2,636	301,189
Moody's Corp.	1,399	721,268
Morgan Stanley	6,722	1,228,782
Nasdaq, Inc.	5,973	578,724
Northern Trust Corp.	683	102,061
Raymond James Financial, Inc.	875	145,127
Robinhood Markets, Inc., Class A(a)	3,937	391,653
S&P Global, Inc.	2,215	1,169,055
State Street Corp.	1,585	207,413
T. Rowe Price Group, Inc.	803	84,861
		9,618,753
CHEMICALS - 0.7%
Air Products and Chemicals, Inc.	403	109,817
CF Industries Holdings, Inc.	795	74,118
Corteva, Inc.	3,807	277,149
Dow, Inc.	4,069	112,101
DuPont de Nemours, Inc.	2,076	91,178
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Ecolab, Inc.	1,525	$430,035
International Flavors & Fragrances, Inc.	1,328	92,708
Linde PLC	1,319	602,743
LyondellBasell Industries N.V., Class A	1,530	74,970
Mosaic Co. (The)	2,160	59,400
PPG Industries, Inc.	1,165	134,709
Sherwin-Williams Co. (The)	448	158,879
		2,217,807
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Cintas Corp.	1,872	358,282
Copart, Inc.(a)	5,166	209,636
Republic Services, Inc.	1,447	311,235
Rollins, Inc.	2,895	183,369
Veralto Corp.	1,275	126,200
Waste Management, Inc.	2,211	491,373
		1,680,095
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.(a)	4,239	600,836
Cisco Systems, Inc.	26,917	2,108,139
F5, Inc.(a)	17	4,685
Motorola Solutions, Inc.	255	102,648
		2,816,308
CONSTRUCTION & ENGINEERING - 0.3%
Comfort Systems USA, Inc.	453	517,371
Quanta Services, Inc.	576	273,387
		790,758
CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	519	338,362
Vulcan Materials Co.	411	123,522
		461,884
CONSUMER FINANCE - 0.7%
American Express Co.	2,954	1,040,310
Capital One Financial Corp.	2,680	586,732
Synchrony Financial	7,184	521,774
		2,148,816
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Costco Wholesale Corp.	1,852	1,741,343
Dollar Tree, Inc.(a)	572	67,261
Kroger Co. (The)	4,059	255,108
Sysco Corp.	2,990	250,712
Target Corp.	1,512	159,471
Walmart, Inc.	24,821	2,957,174
		5,431,069
	Shares	Value
CONTAINERS & PACKAGING - 0.4%
Amcor PLC	6,276	$277,713
Avery Dennison Corp.	2,089	387,530
Ball Corp.	8,256	469,519
International Paper Co.	2,236	90,155
Smurfit WestRock PLC	1,601	66,650
		1,291,567
DISTRIBUTORS - 0.2%
Genuine Parts Co.	2,940	408,631
Pool Corp.	1,350	343,021
		751,652
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc.	45,941	1,204,114
Comcast Corp., Class A	21,354	635,281
Verizon Communications, Inc.	22,561	1,004,416
		2,843,811
ELECTRIC UTILITIES - 1.7%
Alliant Energy Corp.	2,090	137,752
American Electric Power Co., Inc.	2,934	351,420
Constellation Energy Corp.	1,738	487,822
Duke Energy Corp.	5,496	666,940
Edison International	2,094	130,414
Entergy Corp.	1,528	146,520
Evergy, Inc.	1,721	132,052
Eversource Energy	1,973	136,393
Exelon Corp.	7,191	322,013
FirstEnergy Corp.	4,259	201,621
NextEra Energy, Inc.	10,857	954,330
NRG Energy, Inc.	463	70,668
PG&E Corp.	8,106	124,995
Pinnacle West Capital Corp.	510	47,716
PPL Corp.	7,780	282,025
Southern Co. (The)	7,424	663,037
Xcel Energy, Inc.	3,140	238,828
		5,094,546
ELECTRICAL EQUIPMENT - 0.8%
AMETEK, Inc.	952	213,229
Eaton Corp. PLC	1,426	501,125
Emerson Electric Co.	2,509	368,722
GE Vernova, Inc.	1,722	1,250,809
Generac Holdings, Inc.(a)	73	12,267
Rockwell Automation, Inc.	15	6,325
		2,352,477
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	4,515	$650,521
Corning, Inc.	5,104	526,988
Keysight Technologies, Inc.(a)	2,347	507,726
TE Connectivity PLC	443	98,692
Teledyne Technologies, Inc.(a)	4	2,481
		1,786,408
ENERGY EQUIPMENT & SERVICES - 0.3%
Baker Hughes Co.	5,217	292,361
Halliburton Co.	4,080	136,762
SLB Ltd.	7,767	375,767
		804,890
ENTERTAINMENT - 1.2%
Electronic Arts, Inc.	2,711	552,827
Netflix, Inc.(a)	21,050	1,757,465
Walt Disney Co. (The)	9,379	1,057,951
Warner Bros Discovery, Inc.(a)	13,884	382,365
		3,750,608
FINANCIAL SERVICES - 3.6%
Apollo Global Management, Inc.	1,448	194,814
Berkshire Hathaway, Inc., Class B(a)	10,487	5,039,318
Corpay, Inc.(a)	30	9,439
Fidelity National Information Services, Inc.	2,912	160,888
Fiserv, Inc.(a)	3,122	198,965
Mastercard, Inc., Class A	3,743	2,016,691
PayPal Holdings, Inc.	5,053	266,243
Visa, Inc., Class A	9,386	3,020,696
		10,907,054
FOOD PRODUCTS - 0.6%
Archer-Daniels-Midland Co.	2,648	178,237
Bunge Global SA	2,872	327,063
Conagra Brands, Inc.	4,970	91,995
General Mills, Inc.	5,287	244,577
Hormel Foods Corp.	4,023	99,006
J M Smucker Co. (The)	570	59,770
Kraft Heinz Co. (The)	6,176	146,618
McCormick & Co., Inc.	1,409	87,118
Mondelez International, Inc., Class A	8,434	493,136
The Campbell's Co.	2,562	71,685
Tyson Foods, Inc., Class A	1,566	102,307
		1,901,512
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	212,915

	Shares	Value
GROUND TRANSPORTATION - 0.7%
CSX Corp.	12,654	$477,815
J.B. Hunt Transport Services, Inc.	154	31,219
Old Dominion Freight Line, Inc.	547	94,741
Uber Technologies, Inc.(a)	10,484	839,244
Union Pacific Corp.	2,863	673,091
		2,116,110
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Abbott Laboratories	11,040	1,206,672
Baxter International, Inc.	3,423	68,700
Becton, Dickinson and Co.	2,402	488,759
Boston Scientific Corp.(a)	11,065	1,034,909
Cooper Cos., Inc. (The)(a)	5,727	466,063
Dexcom, Inc.(a)	2,114	154,407
Edwards Lifesciences Corp.(a)	3,140	255,470
Hologic, Inc.(a)	2,143	160,575
IDEXX Laboratories, Inc.(a)	869	582,630
Insulet Corp.(a)	266	68,046
Intuitive Surgical, Inc.(a)	2,089	1,053,316
Medtronic PLC	8,397	864,555
ResMed, Inc.	770	198,899
Solventum Corp.(a)	789	60,729
STERIS PLC	357	93,748
Stryker Corp.	2,238	827,075
Zimmer Holdings, Inc.	1,772	154,288
		7,738,841
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Cardinal Health, Inc.	3,144	675,583
Cencora, Inc.	2,099	754,003
Centene Corp.(a)	14,848	643,215
Cigna Group (The)	2,570	704,463
CVS Health Corp.	7,202	536,693
DaVita, Inc.(a)	452	49,422
Elevance Health, Inc.	2,276	786,904
Henry Schein, Inc.(a)	1,009	76,159
Humana, Inc.	2,276	444,275
Labcorp Holdings, Inc.	211	57,291
McKesson Corp.	1,020	847,834
Molina Healthcare, Inc.(a)	242	43,461
Quest Diagnostics, Inc.	1,055	197,316
		5,816,619
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	114,756

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.6%
Airbnb, Inc., Class A(a)	1,944	$251,495
Booking Holdings, Inc.	130	650,239
Carnival Corp.(a)	6,190	185,824
Chipotle Mexican Grill, Inc.(a)	6,796	264,161
Domino's Pizza, Inc.	22	9,027
DoorDash, Inc., Class A(a)	1,712	350,309
Expedia Group, Inc.	255	67,534
Hilton Worldwide Holdings, Inc.	1,049	313,137
Marriott International, Inc., Class A	1,012	319,084
McDonald's Corp.	3,496	1,101,240
Norwegian Cruise Line Holdings Ltd.(a)	2,830	62,147
Royal Caribbean Cruises Ltd.	1,549	502,883
Starbucks Corp.	5,093	468,301
Yum! Brands, Inc.	1,563	243,047
		4,788,428
HOUSEHOLD DURABLES - 0.1%
D.R. Horton, Inc.	1,025	152,561
Garmin Ltd.	290	58,476
		211,037
HOUSEHOLD PRODUCTS - 1.0%
Church & Dwight Co., Inc.	2,673	257,276
Clorox Co. (The)	59	6,655
Colgate-Palmolive Co.	5,190	468,605
Kimberly-Clark Corp.	2,402	240,176
Procter & Gamble Co. (The)	14,279	2,167,124
		3,139,836
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	76,913
Vistra Corp.	1,638	259,377
		336,290
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	2,811	430,533
Honeywell International, Inc.	3,108	707,132
		1,137,665
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	8,024	1,047,613

INSURANCE - 2.0%
Aflac, Inc.	3,137	348,050
Allstate Corp. (The)	1,691	336,492
American International Group, Inc.	3,722	278,703
	Shares	Value
Aon PLC, Class A	528	$184,610
Arch Capital Group Ltd.(a)	2,274	218,395
Arthur J. Gallagher & Co.	1,588	396,000
Brown & Brown, Inc.	1,794	129,347
Chubb Ltd.	2,483	768,637
Cincinnati Financial Corp.	902	145,123
Erie Indemnity Co., Class A	117	33,112
Hartford Insurance Group, Inc. (The)	2,544	343,593
Loews Corp.	880	92,902
Marsh & McLennan Cos., Inc.	3,456	650,385
MetLife, Inc.	4,149	327,273
Principal Financial Group, Inc.	5,210	493,491
Progressive Corp. (The)	3,605	749,840
Prudential Financial, Inc.	1,562	173,554
Travelers Cos., Inc. (The)	618	175,827
W.R. Berkley Corp.	2,158	147,996
		5,993,330
INTERACTIVE MEDIA & SERVICES - 8.6%
Alphabet, Inc., Class A	30,041	10,153,858
Alphabet, Inc., Class C	24,849	8,412,132
Match Group, Inc.	831	25,886
Meta Platforms, Inc., Class A	10,929	7,830,628
		26,422,504
IT SERVICES - 1.3%
Accenture PLC, Class A	4,395	1,158,698
Akamai Technologies, Inc.(a)	3,658	355,375
Cognizant Technology Solutions Corp., Class A	2,667	218,854
EPAM Systems, Inc.(a)	26	5,423
Gartner, Inc.(a)	1,697	355,708
GoDaddy, Inc., Class A(a)	313	31,463
International Business Machines Corp.	5,922	1,816,277
		3,941,798
LEISURE PRODUCTS - 0.0%
Hasbro, Inc.	1,422	126,999

LIFE SCIENCES TOOLS & SERVICES - 1.4%
Agilent Technologies, Inc.	5,261	704,185
Bio-Techne Corp.	2,182	139,844
Danaher Corp.	6,383	1,397,175
IQVIA Holdings, Inc.(a)	1,911	439,817
Mettler-Toledo International, Inc.(a)	322	442,183
Revvity, Inc.	4,278	465,447
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Waters Corp.(a)	1,363	$505,291
West Pharmaceutical Services, Inc.	983	227,191
		4,321,133
MACHINERY - 1.3%
Caterpillar, Inc.	2,447	1,608,560
Cummins, Inc.	55	31,835
Deere & Co.	336	177,408
Fortive Corp.	2,024	106,888
Illinois Tool Works, Inc.	997	260,476
Ingersoll Rand, Inc.	5,301	456,363
Otis Worldwide Corp.	2,409	205,777
PACCAR, Inc.	2,498	307,029
Parker-Hannifin Corp.	579	541,851
Stanley Black & Decker, Inc.	79	6,214
Westinghouse Air Brake Technologies Corp.	441	101,492
Xylem, Inc.	1,037	142,971
		3,946,864
MEDIA - 0.3%
Charter Communications, Inc., Class A(a)	35	7,214
Fox Corp., Class A	1,088	79,184
Fox Corp., Class B	3,263	213,955
News Corp., Class A	2,690	72,711
News Corp., Class B	1,680	52,248
Omnicom Group, Inc.	5,554	427,880
Paramount Skydance Corp., Class B	3,380	37,890
		891,082
METALS & MINING - 0.4%
Freeport-McMoRan, Inc.	7,958	479,310
Newmont Corp.	5,613	630,621
Nucor Corp.	757	134,534
Steel Dynamics, Inc.	412	73,983
		1,318,448
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,395	144,076
CenterPoint Energy, Inc.	5,180	205,594
CMS Energy Corp.	2,241	160,209
Consolidated Edison, Inc.	3,297	351,559
Dominion Energy, Inc.	4,568	274,857
DTE Energy Co.	1,123	150,909
NiSource, Inc.	4,370	193,547
Public Service Enterprise Group, Inc.	3,290	270,964
Sempra	3,920	341,079
WEC Energy Group, Inc.	2,365	261,735
		2,354,529
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.0%
BXP, Inc.	1,238	80,061
	Shares	Value

OIL, GAS & CONSUMABLE FUELS - 3.1%
APA Corp.	1,420	$37,502
Chevron Corp.	10,348	1,830,561
ConocoPhillips	7,205	750,977
Coterra Energy, Inc.	4,790	138,192
Devon Energy Corp.	3,180	127,868
Diamondback Energy, Inc.	762	124,930
EOG Resources, Inc.	2,618	293,556
EQT Corp.	1,813	104,665
Exxon Mobil Corp.	24,275	3,432,485
Kinder Morgan, Inc.	18,540	565,285
Marathon Petroleum Corp.	1,294	227,990
Occidental Petroleum Corp.	3,985	180,879
ONEOK, Inc.	2,812	222,682
Phillips 66	2,131	305,926
Targa Resources Corp.	864	173,647
Valero Energy Corp.	1,591	288,655
Williams Cos., Inc. (The)	7,696	517,633
		9,323,433
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	131,978
Southwest Airlines Co.	3,302	156,911
United Airlines Holdings, Inc.(a)	710	72,647
		361,536
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	71,589
Kenvue, Inc.	10,007	174,122
		245,711
PHARMACEUTICALS - 0.4%
Zoetis, Inc.	10,233	1,277,283

PROFESSIONAL SERVICES - 0.4%
Automatic Data Processing, Inc.	3,335	823,145
Broadridge Financial Solutions, Inc.	30	5,913
Jacobs Solutions, Inc.	560	75,745
Paychex, Inc.	2,190	225,855
		1,130,658
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,493	594,963
CoStar Group, Inc.(a)	1,886	115,989
		710,952
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
Equity Residential	2,389	148,882
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Invitation Homes, Inc.	175	$4,678
UDR, Inc.	2,330	86,560
		240,120
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Federal Realty Investment Trust	135	13,657
Kimco Realty Corp.	5,150	108,562
Realty Income Corp.	3,880	237,301
Regency Centers Corp.	1,945	141,732
Simon Property Group, Inc.	1,289	246,598
		747,850
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.9%
Advanced Micro Devices, Inc.(a)	9,932	2,351,202
Analog Devices, Inc.	1,197	372,123
Applied Materials, Inc.	4,932	1,589,682
Broadcom, Inc.	24,678	8,175,821
First Solar, Inc.(a)	332	74,873
Intel Corp.(a)	31,569	1,467,012
KLA Corp.	338	482,644
Lam Research Corp.	8,960	2,091,802
Micron Technology, Inc.	5,539	2,298,020
NVIDIA Corp.	128,402	24,541,474
NXP Semiconductors N.V.	2,673	604,472
Qnity Electronics, Inc.	1,038	99,835
QUALCOMM, Inc.	4,139	627,431
Texas Instruments, Inc.	3,232	696,658
		45,473,049
SOFTWARE - 9.0%
Adobe, Inc.(a)	3,233	948,077
AppLovin Corp., Class A(a)	1,584	749,406
Autodesk, Inc.(a)	2,258	570,981
Cadence Design Systems, Inc.(a)	2,409	713,931
Crowdstrike Holdings, Inc., Class A(a)	1,287	568,088
Fair Isaac Corp.(a)	22	32,190
Fortinet, Inc.(a)	3,098	251,744
Gen Digital, Inc.	4,396	105,460
Intuit, Inc.	2,060	1,027,775
Microsoft Corp.	38,146	16,413,842
Oracle Corp.	8,919	1,467,889
Palantir Technologies, Inc., Class A(a)	12,155	1,781,802
Palo Alto Networks, Inc.(a)	5,333	943,781
Salesforce, Inc.	4,208	893,316
	Shares	Value
ServiceNow, Inc.(a)	7,871	$920,986
Synopsys, Inc.(a)	154	71,628
Trimble, Inc.(a)	1,517	102,549
Workday, Inc., Class A(a)	30	5,269
		27,568,714
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
American Tower Corp.	4,171	747,777
Crown Castle, Inc.	6,032	523,638
Digital Realty Trust, Inc.	3,516	583,480
Equinix, Inc.	877	719,956
Extra Space Storage, Inc.	971	133,969
Iron Mountain, Inc.	1,456	134,141
SBA Communications Corp.	2,275	418,850
Weyerhaeuser Co.	5,852	150,865
		3,412,676
SPECIALTY RETAIL - 2.1%
Best Buy Co., Inc.	5,792	377,059
Carvana Co.(a)	631	253,100
Home Depot, Inc. (The)	6,024	2,256,530
Lowe’s Cos., Inc.	4,063	1,085,065
TJX Cos., Inc. (The)	6,350	951,294
Tractor Supply Co.	9,111	463,568
Ulta Beauty, Inc.(a)	723	468,041
Williams-Sonoma, Inc.	2,165	443,067
		6,297,724
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.5%
Apple, Inc.	76,891	19,951,677
Dell Technologies, Inc., Class C	272	31,128
Hewlett Packard Enterprise Co.	24,668	530,856
HP, Inc.	20,959	407,443
NetApp, Inc.	4,161	400,912
Sandisk Corp.(a)	676	389,545
Seagate Technology Holdings PLC	1,186	483,520
Western Digital Corp.	2,884	721,663
		22,916,744
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.(a)	3,818	455,640
NIKE, Inc., Class B	5,426	335,381
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Ralph Lauren Corp.	28	$9,896
Tapestry, Inc.	924	117,265
		918,182
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	6,832	296,235
W.W. Grainger, Inc.	523	564,809
		861,044
WATER UTILITIES - 0.0%
American Water Works Co., Inc.	1,074	138,686

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
T-Mobile U.S., Inc.	3,364	663,414

TOTAL COMMON STOCKS (COST $197,438,525)		304,487,626
	Shares	Value
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	$—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(d)	792,855	792,855
TOTAL MONEY MARKET FUND (COST $792,855)		792,855

TOTAL INVESTMENTS (COST $198,231,380) - 99.9%		305,280,481

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		427,022
NET ASSETS - 100.0%		$305,707,503

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of January 31, 2026.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 3.2%
AAR Corp.(a)	1,455	$154,099
AeroVironment, Inc.(a)	1,135	315,973
ATI, Inc.(a)	6,227	749,108
BWX Technologies, Inc.	3,583	736,056
Carpenter Technology Corp.	2,016	640,745
Curtiss-Wright Corp.	1,726	1,133,447
Hexcel Corp.	3,894	322,462
Kratos Defense & Security Solutions, Inc.(a)	5,410	557,284
Mercury Systems, Inc.(a)	2,243	210,573
Moog, Inc., Class A	887	270,845
National Presto Industries, Inc.	48	6,115
Woodward, Inc.	2,303	731,986
		5,828,693
AIR FREIGHT & LOGISTICS - 0.3%
Forward Air Corp.(a)	1,308	36,467
GXO Logistics, Inc.(a)	5,534	313,169
Hub Group, Inc., Class A	2,982	141,884
		491,520
AUTOMOBILE COMPONENTS - 1.3%
Adient PLC(a)	4,386	91,229
American Axle & Manufacturing Holdings, Inc.(a)	6,850	54,595
Autoliv, Inc.	1,082	131,182
BorgWarner, Inc.	12,783	606,042
Dana, Inc.	7,151	206,664
Dorman Products, Inc.(a)	184	22,853
Fox Factory Holding Corp.(a)	1,440	26,496
Gentex Corp.	11,098	255,365
Gentherm, Inc.(a)	1,290	41,228
Goodyear Tire & Rubber Co. (The)(a)	35,403	333,142
Lear Corp.	3,449	403,843
Patrick Industries, Inc.	577	72,800
Phinia, Inc.	973	69,248
XPEL, Inc.(a)	665	34,254
		2,348,941
AUTOMOBILES - 0.2%
Harley-Davidson, Inc.	13,821	273,656
Thor Industries, Inc.	527	58,955
		332,611
BANKS - 6.7%
Ameris Bancorp	3,025	243,876
Associated Banc-Corp	7,939	216,417
Atlantic Union Bankshares Corp.	1,684	65,407
Axos Financial, Inc.(a)	2,598	257,176
	Shares	Value
Banc of California, Inc.	7,435	$148,551
BancFirst Corp.	122	13,414
Bancorp, Inc. (The)(a)	2,378	141,348
Bank OZK	4,739	225,387
BankUnited, Inc.	3,511	166,667
Beacon Financial Corp.	5,222	148,044
Capitol Federal Financial, Inc.	6,050	44,044
Cathay General Bancorp	2,917	149,292
Central Pacific Financial Corp.	1,180	38,433
Columbia Banking System, Inc.	15,423	454,053
Commerce Bancshares, Inc.	5,954	313,419
Community Financial System, Inc.	2,134	133,375
Customers Bancorp, Inc.(a)	702	55,472
CVB Financial Corp.	6,829	134,600
Dime Community Bancshares, Inc., Class B	2,282	77,634
Eagle Bancorp, Inc.	1,440	38,534
East West Bancorp, Inc.	3,643	416,905
F.N.B. Corp.	20,435	358,634
FB Financial Corp.	1,861	107,063
First Bancorp	1,870	108,329
First BanCorp (New York Exchange)	8,874	196,293
First Commonwealth Financial Corp.	4,960	89,429
First Financial Bancorp	4,760	136,802
First Financial Bankshares, Inc.	6,259	199,161
First Hawaiian, Inc.	6,020	159,831
First Horizon Corp.	26,847	657,483
Flagstar Bank NA	12,450	164,589
Fulton Financial Corp.	9,939	205,240
Glacier Bancorp, Inc.	5,236	265,361
Hancock Whitney Corp.	3,656	251,533
Hanmi Financial Corp.	1,901	50,510
Heritage Financial Corp.	1,430	36,908
Hilltop Holdings, Inc.	3,183	119,203
Home Bancshares, Inc.	9,688	279,983
Hope Bancorp, Inc.	8,372	100,297
International Bancshares Corp.	2,304	160,451
Lakeland Financial Corp.	575	34,270
National Bank Holdings Corp., Class A	1,800	72,324
NBT Bancorp, Inc.	2,040	90,637
Northwest Bancshares, Inc.	4,090	52,679
OFG Bancorp	2,491	100,387
Old National Bancorp	16,416	401,043
Pathward Financial, Inc.	16	1,445
Pinnacle Financial Partners, Inc.	4,237	402,896
Prosperity Bancshares, Inc.	805	55,553
Provident Financial Services, Inc.	3,730	82,582
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Renasant Corp.	2,934	$110,641
S&T Bancorp, Inc.	1,690	72,062
Seacoast Banking Corp. of Florida	3,510	117,374
ServisFirst Bancshares, Inc.	2,639	216,002
Simmons First National Corp., Class A	5,852	118,971
Southside Bancshares, Inc.	1,286	41,396
SouthState Bank Corp.	2,103	215,200
Stellar Bancorp, Inc.	3,104	115,283
Texas Capital Bancshares, Inc.(a)	871	88,119
Tompkins Financial Corp.	60	4,807
Triumph Financial, Inc.(a)	214	13,501
TrustCo Bank Corp. NY	800	34,720
Trustmark Corp.	3,420	145,418
United Bankshares, Inc.	6,379	270,023
United Community Banks, Inc.	5,632	193,910
Valley National Bancorp	22,624	281,895
WaFd, Inc.	3,255	106,178
Webster Financial Corp.	7,649	503,075
Western Alliance Bancorp	2,900	258,535
Wintrust Financial Corp.	1,310	193,212
WSFS Financial Corp.	2,639	170,823
Zions Bancorp	6,475	387,917
		12,082,026
BEVERAGES - 0.5%
Celsius Holdings, Inc.(a)	7,482	392,655
Coca-Cola Consolidated, Inc.	2,650	402,959
National Beverage Corp.(a)	1,346	45,872
		841,486
BIOTECHNOLOGY - 3.0%
ADMA Biologics, Inc.(a)	3,794	65,636
Alkermes PLC(a)	6,928	234,790
Arcus Biosciences, Inc.(a)	3,030	63,751
Arrowhead Pharmaceuticals, Inc.(a)	5,688	394,349
BioMarin Pharmaceutical, Inc.(a)	10,392	587,564
Catalyst Pharmaceuticals, Inc.(a)	5,390	130,977
Cytokinetics, Inc.(a)	5,827	368,208
Dynavax Technologies Corp.(a)	6,528	101,086
Exelixis, Inc.(a)	14,784	611,466
Krystal Biotech, Inc.(a)	1,044	291,527
Myriad Genetics, Inc.(a)	4,317	24,262
Neurocrine Biosciences, Inc.(a)	4,322	588,051
Protagonist Therapeutics, Inc.(a)	2,605	213,089
PTC Therapeutics, Inc.(a)	501	37,841
Roivant Sciences Ltd.(a)	16,728	361,659
Sarepta Therapeutics, Inc.(a)	5,254	106,866
TG Therapeutics, Inc.(a)	4,639	136,526
United Therapeutics Corp.(a)	1,875	880,294
	Shares	Value
Vericel Corp.(a)	2,286	$82,250
Vir Biotechnology, Inc.(a)	4,180	31,099
Xencor, Inc.(a)	3,272	39,559
		5,350,850
BROADLINE RETAIL - 0.4%
Etsy, Inc.(a)	2,571	136,160
Kohl's Corp.	5,090	88,922
Macy's, Inc.	13,125	262,763
Ollie's Bargain Outlet Holdings, Inc.(a)	2,255	248,749
		736,594
BUILDING PRODUCTS - 2.4%
AAON, Inc.	2,697	245,589
Advanced Drainage Systems, Inc.	2,806	426,624
Apogee Enterprises, Inc.	130	4,827
Armstrong World Industries, Inc.	1,896	348,371
AZZ, Inc.	1,273	158,221
Carlisle Cos., Inc.	882	300,665
CSW Industrials, Inc.	274	73,975
Fortune Brands Innovations, Inc.	5,544	299,930
Gibraltar Industries, Inc.(a)	536	27,475
Griffon Corp.	1,932	157,361
Hayward Holdings, Inc.(a)	6,637	107,121
Insteel Industries, Inc.	960	31,814
Masterbrand, Inc.(a)	4,058	49,183
Owens Corning	2,014	241,358
Quanex Building Products Corp.	2,025	37,908
Resideo Technologies, Inc.(a)	12,137	415,814
Simpson Manufacturing Co., Inc.	1,757	310,603
Trex Co., Inc.(a)	4,986	206,520
UFP Industries, Inc.	2,197	226,906
Zurn Elkay Water Solutions Corp., Class C	13,541	624,376
		4,294,641
CAPITAL MARKETS - 3.0%
Acadian Asset Management, Inc.	2,520	139,658
Affiliated Managers Group, Inc.	1,055	330,310
Artisan Partners Asset Management, Inc., Class A	2,578	114,772
BGC Group, Inc., Class A	11,665	106,268
Cohen & Steers, Inc.	1,440	92,534
Donnelley Financial Solutions, Inc.(a)	1,317	68,155
Evercore, Inc., Class A	1,417	500,584
Federated Hermes, Inc.	4,292	228,678
Hamilton Lane, Inc., Class A	1,864	263,271
Houlihan Lokey, Inc.	2,879	484,593
Janus Henderson Group PLC	11,290	543,388
Jefferies Financial Group, Inc.	7,858	480,752
MarketAxess Holdings, Inc.	499	84,446
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Piper Sandler Cos.	336	$116,374
PJT Partners, Inc., Class A	808	139,808
SEI Investments Co.	5,255	461,652
StepStone Group, Inc., Class A	2,111	149,227
Stifel Financial Corp.	5,538	682,835
StoneX Group, Inc.(a)	2,295	257,637
Virtu Financial, Inc., Class A	2,849	118,262
WisdomTree, Inc.	6,910	111,942
		5,475,146
CHEMICALS - 1.7%
Ashland, Inc.	2,114	129,292
Avient Corp.	4,516	163,253
Axalta Coating Systems Ltd.(a)	8,594	288,587
Balchem Corp.	1,610	273,974
Cabot Corp.	2,990	215,848
Celanese Corp.	1,401	62,260
Chemours Co. (The)	7,093	106,324
H.B. Fuller Co.	2,488	149,529
Hawkins, Inc.	1,076	140,149
Ingevity Corp.(a)	1,450	95,396
Koppers Holdings, Inc.	653	19,237
Minerals Technologies, Inc.	591	38,864
NewMarket Corp.	369	247,522
Olin Corp.	5,503	114,517
RPM International, Inc.	6,401	684,651
Scotts Miracle-Gro Co. (The)	1,523	97,807
Sensient Technologies Corp.	1,950	184,314
Westlake Corp.	539	42,754
		3,054,278
COMMERCIAL SERVICES & SUPPLIES - 2.2%
ABM Industries, Inc.	3,050	140,422
Brady Corp., Class A	2,095	181,155
Brink's Co. (The)	1,517	192,720
Clean Harbors, Inc.(a)	1,603	416,636
Corecivic, Inc.(a)	5,864	108,660
Deluxe Corp.	2,730	72,072
Enviri Corp.(a)	5,250	99,330
Geo Group, Inc. (The)(a)	6,388	102,080
Healthcare Services Group, Inc.(a)	4,472	84,163
HNI Corp.	6,895	329,512
Interface, Inc.	3,860	121,474
Liquidity Services, Inc.(a)	1,830	58,560
MillerKnoll, Inc.	3,446	69,196
MSA Safety, Inc.	802	142,074
	Shares	Value
OPENLANE, Inc.(a)	5,891	$176,966
Pitney Bowes, Inc.	11,310	117,963
RB Global, Inc.	8,857	1,005,889
Tetra Tech, Inc.	15,895	598,606
Vestis Corp.	6,657	43,470
		4,060,948
COMMUNICATIONS EQUIPMENT - 1.9%
Calix, Inc.(a)	2,883	128,784
Ciena Corp.(a)	5,475	1,378,660
Digi International, Inc.(a)	2,020	87,001
Extreme Networks, Inc.(a)	6,896	100,544
Harmonic, Inc.(a)	5,853	56,891
Lumentum Holdings, Inc.(a)	2,631	1,030,931
NetScout Systems, Inc.(a)	3,590	99,838
Viasat, Inc.(a)	3,400	153,578
Viavi Solutions, Inc.(a)	14,010	342,684
		3,378,911
CONSTRUCTION & ENGINEERING - 2.1%
AECOM	6,591	635,570
Arcosa, Inc.	2,319	265,456
Dycom Industries, Inc.(a)	1,412	514,519
Everus Construction Group, Inc.(a)	1,003	88,755
Fluor Corp.(a)	7,771	358,942
Granite Construction, Inc.	2,021	244,015
MasTec, Inc.(a)	2,622	630,539
MYR Group, Inc.(a)	489	122,270
Primoris Services Corp.	938	139,058
Sterling Infrastructure, Inc.(a)	1,400	501,074
Valmont Industries, Inc.	851	379,172
		3,879,370
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.	715	145,724
Knife River Corp.(a)	2,630	176,657
		322,381
CONSUMER FINANCE - 0.8%
Ally Financial, Inc.	13,317	563,043
Bread Financial Holdings, Inc.	645	46,788
Enova International, Inc.(a)	22	3,634
EZCORP, Inc., Class A(a)	3,780	81,081
FirstCash Holdings, Inc.	1,391	237,165
Navient Corp.	5,335	52,336
PRA Group, Inc.(a)	1,930	24,685
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
PROG Holdings, Inc.	1,938	$62,869
SLM Corp.	11,586	314,560
		1,386,161
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Andersons, Inc. (The)	1,604	99,432
BJ's Wholesale Club Holdings, Inc.(a)	7,168	662,610
Chefs' Warehouse, Inc. (The)(a)	1,953	122,844
Grocery Outlet Holding Corp.(a)	5,084	48,451
Maplebear, Inc.(a)	5,080	188,773
PriceSmart, Inc.	1,287	183,024
Sprouts Farmers Market, Inc.(a)	4,536	321,648
United Natural Foods, Inc.(a)	3,380	125,837
US Foods Holding Corp.(a)	14,378	1,202,288
		2,954,907
CONTAINERS & PACKAGING - 1.2%
AptarGroup, Inc.	1,368	170,932
Crown Holdings, Inc.	6,217	650,795
Graphic Packaging Holding Co.	12,278	179,873
Greif, Inc., Class A	150	10,593
O-I Glass, Inc.(a)	8,295	126,748
Sealed Air Corp.	13,630	570,824
Silgan Holdings, Inc.	4,150	179,072
Sonoco Products Co.	4,491	215,568
		2,104,405
DISTRIBUTORS - 0.3%
LKQ Corp.	15,337	503,820

DIVERSIFIED CONSUMER SERVICES - 1.2%
Adtalem Global Education, Inc.(a)	1,711	177,174
Duolingo, Inc.(a)	1,416	189,829
Frontdoor, Inc.(a)	5,967	352,709
Graham Holdings Co., Class B(a)	106	123,663
Grand Canyon Education, Inc.(a)	752	130,728
H&R Block, Inc.	7,149	282,028
Matthews International Corp., Class A	1,816	47,743
Mister Car Wash, Inc.(a)	6,790	37,684
Perdoceo Education Corp.	3,665	117,390
Service Corp. International	7,737	622,287
Strategic Education, Inc.	315	26,781
Stride, Inc.(a)	1,875	158,625
		2,266,641
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexander & Baldwin, Inc.	4,923	102,103
American Assets Trust, Inc.	3,540	63,932
Armada Hoffler Properties, Inc.	4,940	34,432
	Shares	Value
Essential Properties Realty Trust, Inc.	7,880	$239,237
Global Net Lease, Inc.	5,720	54,111
WP Carey, Inc.	10,996	766,971
		1,260,786
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Holdings, Inc.	1,825	44,347
Iridium Communications, Inc.	5,940	118,325
Lumen Technologies, Inc.(a)	41,956	370,052
Shenandoah Telecommunications Co.	2,630	31,218
Uniti Group, Inc.(a)	17,412	144,868
		708,810
ELECTRIC UTILITIES - 0.9%
IDACORP, Inc.	1,929	256,152
MGE Energy, Inc.	1,608	128,447
OGE Energy Corp.	11,289	493,104
Otter Tail Corp.	1,918	171,009
Portland General Electric Co.	5,100	256,275
TXNM Energy, Inc.	4,370	257,480
		1,562,467
ELECTRICAL EQUIPMENT - 1.7%
Acuity, Inc.	857	265,019
EnerSys	377	67,931
Nextpower, Inc., Class A(a)	5,711	668,701
nVent Electric PLC	7,714	865,974
Powell Industries, Inc.	395	175,218
Regal Rexnord Corp.	1,591	256,946
Sensata Technologies Holding PLC	12,708	439,570
Sunrun, Inc.(a)	10,629	201,951
Vicor Corp.(a)	706	111,315
		3,052,625
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
Advanced Energy Industries, Inc.	850	217,056
Arlo Technologies, Inc.(a)	4,756	60,354
Arrow Electronics, Inc.(a)	1,407	186,413
Avnet, Inc.	6,975	435,170
Badger Meter, Inc.	2,365	346,662
Belden, Inc.	1,549	182,023
Benchmark Electronics, Inc.	6,141	320,192
Cognex Corp.	7,872	304,961
Coherent Corp.(a)	5,744	1,218,762
CTS Corp.	1,540	79,171
ePlus, Inc.	702	60,239
Fabrinet(a)	1,364	667,596
Flex Ltd.(a)	9,316	587,281
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Insight Enterprises, Inc.(a)	82	$6,890
IPG Photonics Corp.(a)	307	28,370
Itron, Inc.(a)	3,690	365,605
Knowles Corp.(a)	5,710	138,410
Littelfuse, Inc.	293	94,862
Novanta, Inc.(a)	2,643	355,589
OSI Systems, Inc.(a)	176	44,025
PC Connection, Inc.	292	17,172
Plexus Corp.(a)	2,096	417,796
Sanmina Corp.(a)	1,680	238,022
ScanSource, Inc.(a)	822	35,338
TD SYNNEX Corp.	2,162	343,045
TTM Technologies, Inc.(a)	5,781	567,694
Vishay Intertechnology, Inc.	6,180	124,527
Vontier Corp.	7,269	272,587
		7,715,812
ENERGY EQUIPMENT & SERVICES - 1.3%
Archrock, Inc.	6,683	197,750
Bristow Group, Inc.(a)	1,036	45,543
Cactus, Inc., Class A	3,350	188,371
Core Laboratories, Inc.	2,630	51,390
Helix Energy Solutions Group, Inc.(a)	6,820	54,151
Helmerich & Payne, Inc.	4,210	142,635
Innovex International, Inc.(a)	1,791	44,506
Liberty Energy, Inc.	5,634	138,878
NOV, Inc.	18,964	347,989
Oceaneering International, Inc.(a)	4,963	149,386
Patterson-UTI Energy, Inc.	15,877	119,554
RPC, Inc.	5,720	38,038
TechnipFMC PLC	5,458	304,120
Tidewater, Inc.(a)	2,490	155,600
Valaris Ltd.(a)	2,459	141,958
Weatherford International PLC	3,005	282,710
		2,402,579
ENTERTAINMENT - 0.2%
Cinemark Holdings, Inc.	5,505	130,358
Madison Square Garden Sports Corp.(a)	185	52,457
Warner Music Group Corp., Class A	5,110	153,198
		336,013
FINANCIAL SERVICES - 1.8%
Equitable Holdings, Inc.	13,609	631,458
Essent Group Ltd.	4,932	310,322
Euronet Worldwide, Inc.(a)	1,137	82,387
EVERTEC, Inc.	3,328	99,873
HA Sustainable Infrastructure Capital, Inc.	9,557	328,856
Jackson Financial, Inc., Class A	1,172	139,374
	Shares	Value
MGIC Investment Corp.	13,981	$376,369
NCR Atleos Corp.(a)	3,331	124,246
NMI Holdings, Inc.(a)	4,217	163,282
Payoneer Global, Inc.(a)	11,244	71,849
Radian Group, Inc.	5,324	175,160
Sezzle, Inc.(a)	117	7,399
Shift4 Payments, Inc., Class A(a)	2,624	154,921
Voya Financial, Inc.	4,567	350,106
Walker & Dunlop, Inc.	430	27,043
Western Union Co. (The)	17,868	167,423
WEX, Inc.(a)	157	24,162
		3,234,230
FOOD PRODUCTS - 0.8%
Cal-Maine Foods, Inc.	1,531	127,884
Darling Ingredients, Inc.(a)	7,477	341,400
Flowers Foods, Inc.	10,684	122,118
Fresh Del Monte Produce, Inc.	2,440	96,770
Freshpet, Inc.(a)	1,151	80,225
Ingredion, Inc.	2,132	251,789
Marzetti Co. (The)	145	24,878
Pilgrim's Pride Corp.	2,602	112,849
Post Holdings, Inc.(a)	1,025	104,868
Simply Good Foods Co. (The)(a)	4,622	86,755
Tootsie Roll Industries, Inc.	1,632	61,820
TreeHouse Foods, Inc.(a)	2,648	65,247
		1,476,603
GAS UTILITIES - 1.0%
MDU Resources Group, Inc.	10,521	215,786
National Fuel Gas Co.	4,106	343,877
New Jersey Resources Corp.	4,887	241,809
Northwest Natural Holding Co.	1,790	83,342
ONE Gas, Inc.	1,910	151,960
Southwest Gas Holdings, Inc.	2,757	228,335
Spire, Inc.	2,090	176,584
UGI Corp.	10,407	417,425
		1,859,118
GROUND TRANSPORTATION - 1.3%
ArcBest Corp.	308	27,788
Avis Budget Group, Inc.(a)	2,251	258,843
Heartland Express, Inc.	2,983	30,098
Hertz Global Holdings, Inc.(a)	7,458	36,544
Knight-Swift Transportation Holdings, Inc.	7,539	415,399
Marten Transport Ltd.	4,069	50,049
RXO, Inc.(a)	5,900	86,022
Ryder System, Inc.	2,448	468,253
Saia, Inc.(a)	799	267,561
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Werner Enterprises, Inc.	3,400	$116,450
XPO, Inc.(a)	4,154	615,249
		2,372,256
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Artivion, Inc.(a)	2,273	92,670
Avanos Medical, Inc.(a)	2,830	37,696
CONMED Corp.	865	33,207
DENTSPLY SIRONA, Inc.	8,153	101,668
Embecta Corp.	3,072	32,594
Enovis Corp.(a)	2,539	55,960
Envista Holdings Corp.(a)	8,891	208,672
Glaukos Corp.(a)	2,734	326,385
Globus Medical, Inc., Class A(a)	5,872	532,473
Haemonetics Corp.(a)	1,725	114,988
ICU Medical, Inc.(a)	164	24,584
Inspire Medical Systems, Inc.(a)	711	53,880
Integer Holdings Corp.(a)	1,792	155,653
Integra LifeSciences Holdings Corp.(a)	3,797	42,299
Lantheus Holdings, Inc.(a)	3,131	209,526
LeMaitre Vascular, Inc.	1,170	99,415
LivaNova PLC(a)	2,579	169,466
Masimo Corp.(a)	1,543	211,900
Merit Medical Systems, Inc.(a)	3,279	265,894
Neogen Corp.(a)	10,598	108,311
Omnicell, Inc.(a)	2,161	104,808
Penumbra, Inc.(a)	1,551	555,522
QuidelOrtho Corp.(a)	2,248	61,078
STAAR Surgical Co.(a)	5,224	98,995
Tandem Diabetes Care, Inc.(a)	3,127	62,196
TransMedics Group, Inc.(a)	1,437	192,522
UFP Technologies, Inc.(a)	56	14,064
		3,966,426
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Acadia Healthcare Co., Inc.(a)	4,958	66,636
AdaptHealth Corp.(a)	4,790	48,139
Addus HomeCare Corp.(a)	295	30,527
AMN Healthcare Services, Inc.(a)	1,763	37,552
Chemed Corp.	314	134,122
Concentra Group Holdings Parent, Inc.	4,802	106,508
CorVel Corp.(a)	1,070	74,504
Encompass Health Corp.	5,592	528,612
Ensign Group, Inc. (The)	3,193	548,110
HealthEquity, Inc.(a)	3,521	301,644
Hims & Hers Health, Inc.(a)	8,249	223,465
National HealthCare Corp.	437	62,539
	Shares	Value
NeoGenomics, Inc.(a)	6,252	$75,399
Option Care Health, Inc.(a)	8,738	297,092
Privia Health Group, Inc.(a)	4,927	114,405
Progyny, Inc.(a)	4,166	99,442
RadNet, Inc.(a)	3,438	241,004
Select Medical Holdings Corp.	5,951	89,563
		3,079,263
HEALTH CARE TECHNOLOGY - 0.2%
Certara, Inc.(a)	5,476	48,134
Doximity, Inc., Class A(a)	5,763	215,940
HealthStream, Inc.	1,710	38,116
Schrodinger, Inc.(a)	2,787	38,934
		341,124
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.4%
Apple Hospitality REIT, Inc.	3,788	44,092
DiamondRock Hospitality Co.	13,625	125,077
Park Hotels & Resorts, Inc.	11,563	126,384
Pebblebrook Hotel Trust	7,421	84,748
Ryman Hospitality Properties, Inc.	784	74,245
Summit Hotel Properties, Inc.	8,030	35,493
Sunstone Hotel Investors, Inc.	10,730	94,102
Xenia Hotels & Resorts, Inc.	6,067	89,488
		673,629
HOTELS, RESTAURANTS & LEISURE - 1.6%
Aramark	13,315	512,494
Cava Group, Inc.(a)	3,998	242,359
Choice Hotels International, Inc.	554	56,951
Hilton Grand Vacations, Inc.(a)	4,052	182,786
Hyatt Hotels Corp., Class A	1,854	289,910
Marriott Vacations Worldwide Corp.	47	2,553
Papa John's International, Inc.	1,490	52,403
Planet Fitness, Inc., Class A(a)	3,735	340,034
Pursuit Attractions and Hospitality, Inc.(a)	1,079	37,474
Sabre Corp.(a)	18,980	24,674
Six Flags Entertainment Corp.(a)	4,275	76,993
Texas Roadhouse, Inc.	1,054	189,573
Travel + Leisure Co.	3,756	261,192
Wendy's Co. (The)	11,410	88,884
Wingstop, Inc.	975	258,794
Wyndham Hotels & Resorts, Inc.	4,366	317,801
		2,934,875
HOUSEHOLD DURABLES - 1.9%
Cavco Industries, Inc.(a)	153	75,279
Champion Homes, Inc.(a)	621	48,674
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Ethan Allen Interiors, Inc.	1,520	$34,854
Green Brick Partners, Inc.(a)	1,527	105,959
Installed Building Products, Inc.	641	184,698
KB Home	4,080	234,763
La-Z-Boy, Inc.	2,426	88,331
Leggett & Platt, Inc.	7,766	90,629
Meritage Homes Corp.	1,940	134,849
Newell Brands, Inc.	70,745	300,666
Somnigroup International, Inc.	5,859	514,713
Sonos, Inc.(a)	6,940	99,589
Taylor Morrison Home Corp.(a)	5,181	315,782
Toll Brothers, Inc.	4,260	615,527
TopBuild Corp.(a)	917	429,202
Tri Pointe Homes, Inc.(a)	5,103	170,185
		3,443,700
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	5,582
Central Garden & Pet Co., Class A(a)	2,847	87,318
Energizer Holdings, Inc.	3,903	85,202
		178,102
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
Clearway Energy, Inc., Class A	389	13,137
Clearway Energy, Inc., Class C	2,707	97,858
Ormat Technologies, Inc.	2,749	343,460
Talen Energy Corp.(a)	1,726	601,269
		1,055,724
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
EastGroup Properties, Inc.	1,067	193,810
First Industrial Realty Trust, Inc.	6,694	388,453
LXP Industrial Trust	3,183	157,718
Rexford Industrial Realty, Inc.	10,410	421,917
STAG Industrial, Inc.	6,503	243,927
		1,405,825
INSURANCE - 3.4%
American Financial Group, Inc.	2,813	366,449
AMERISAFE, Inc.	926	34,827
Assured Guaranty Ltd.	213	18,073
CNO Financial Group, Inc.	6,207	261,004
Employers Holdings, Inc.	1,234	53,827
Fidelity National Financial, Inc.	12,575	683,954
First American Financial Corp.	4,725	298,525
Genworth Financial, Inc.(a)	26,922	224,529
Goosehead Insurance, Inc., Class A(a)	670	41,433
Hanover Insurance Group, Inc. (The)	1,055	183,718
	Shares	Value
HCI Group, Inc.	310	$49,188
Horace Mann Educators Corp.	2,091	93,698
Kemper Corp.	1,590	62,662
Kinsale Capital Group, Inc.	906	358,667
Lincoln National Corp.	6,562	273,045
Mercury General Corp.	1,329	116,407
Old Republic International Corp.	13,685	536,041
Palomar Holdings, Inc.(a)	1,262	155,971
Primerica, Inc.	545	143,357
ProAssurance Corp.(a)	3,130	75,809
Reinsurance Group of America, Inc.	141	28,588
RenaissanceRe Holdings Ltd.	1,764	496,919
RLI Corp.	5,854	342,049
Ryan Specialty Holdings, Inc.	5,414	261,388
Selective Insurance Group, Inc.	2,698	226,848
SiriusPoint Ltd.(a)	6,324	129,073
Stewart Information Services Corp.	775	52,258
Trupanion, Inc.(a)	1,576	50,416
United Fire Group, Inc.	1,440	51,754
Unum Group	6,895	523,813
		6,194,290
INTERACTIVE MEDIA & SERVICES - 0.4%
Angi, Inc.(a)	1,617	20,989
Cargurus, Inc.(a)	4,013	130,021
Cars.com, Inc.(a)	3,584	40,714
IAC, Inc.(a)	3,081	113,843
QuinStreet, Inc.(a)	2,979	39,591
Shutterstock, Inc.	1,308	25,964
TripAdvisor, Inc.(a)	5,943	78,982
Yelp, Inc.(a)	3,325	91,039
Ziff Davis, Inc.(a)	792	30,270
ZoomInfo Technologies, Inc.(a)	15,048	121,136
		692,549
IT SERVICES - 0.9%
ASGN, Inc.(a)	739	38,495
DigitalOcean Holdings, Inc.(a)	2,505	138,401
DXC Technology Co.(a)	7,713	111,299
Kyndryl Holdings, Inc.(a)	10,788	248,124
Okta, Inc.(a)	6,309	532,984
Twilio, Inc., Class A(a)	4,825	581,219
		1,650,522
LEISURE PRODUCTS - 0.7%
Brunswick Corp.	320	25,671
Callaway Golf Co.(a)	34,895	500,743
Mattel, Inc.(a)	17,908	374,098
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Polaris, Inc.	68	$4,341
YETI Holdings, Inc.(a)	8,318	380,216
		1,285,069
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Avantor, Inc.(a)	30,088	328,561
Azenta, Inc.(a)	2,635	102,449
BioLife Solutions, Inc.(a)	1,960	42,728
Bio-Rad Laboratories, Inc., Class A(a)	383	112,487
Bruker Corp.	4,935	218,571
Cytek Biosciences, Inc.(a)	3,965	19,825
Fortrea Holdings, Inc.(a)	4,120	69,257
Illumina, Inc.(a)	5,444	788,346
Medpace Holdings, Inc.(a)	983	572,578
Repligen Corp.(a)	1,959	292,616
Sotera Health Co.(a)	6,430	116,511
		2,663,929
MACHINERY - 5.3%
AGCO Corp.	1,099	124,638
Astec Industries, Inc.	495	24,116
Chart Industries, Inc.(a)	1,592	330,085
CNH Industrial N.V.	66,155	711,828
Crane Co.	2,307	421,351
Donaldson Co., Inc.	5,434	553,942
Enerpac Tool Group Corp.	2,818	113,734
Enpro, Inc.	467	111,510
Esab Corp.	2,658	321,884
ESCO Technologies, Inc.	894	203,984
Federal Signal Corp.	2,879	311,191
Flowserve Corp.	6,196	484,217
Franklin Electric Co., Inc.	1,851	184,397
Gates Industrial Corp. PLC(a)	1,479	34,047
Graco, Inc.	7,682	670,869
Hillenbrand, Inc.	3,375	107,696
ITT, Inc.	3,579	652,452
JBT Marel Corp.	1,428	224,639
Kennametal, Inc.	3,900	134,121
Lincoln Electric Holdings, Inc.	1,900	504,165
Lindsay Corp.	31	3,883
Middleby Corp. (The)(a)	194	28,551
Mueller Industries, Inc.	5,305	722,223
Oshkosh Corp.	1,345	193,438
Proto Labs, Inc.(a)	977	51,439
RBC Bearings, Inc.(a)	1,441	720,024
SPX Technologies, Inc.(a)	2,220	462,670
Terex Corp.	3,021	172,197
Timken Co. (The)	2,493	232,323
	Shares	Value
Titan International, Inc.(a)	3,580	$34,153
Toro Co. (The)	4,570	418,155
Trinity Industries, Inc.	3,984	114,500
Watts Water Technologies, Inc., Class A	572	171,205
Worthington Enterprises, Inc.	1,610	89,468
		9,639,095
MARINE TRANSPORTATION - 0.1%
Kirby Corp.(a)	1,665	195,904
Matson, Inc.	162	25,969
		221,873
MEDIA - 1.0%
DoubleVerify Holdings, Inc.(a)	7,169	77,569
EchoStar Corp., Class A(a)	4,831	546,966
John Wiley & Sons, Inc., Class A	1,289	40,255
New York Times Co. (The), Class A	7,728	566,540
TEGNA, Inc.	27,820	533,031
		1,764,361
METALS & MINING - 2.2%
Alcoa Corp.	10,874	617,752
Alpha Metallurgical Resources, Inc.(a)	100	20,980
Century Aluminum Co.(a)	3,330	150,949
Cleveland-Cliffs, Inc.(a)	22,988	316,315
Commercial Metals Co.	5,259	404,259
Hecla Mining Co.	8,996	202,590
Kaiser Aluminum Corp.	41	5,028
Materion Corp.	274	37,889
Metallus, Inc.(a)	2,495	49,775
MP Materials Corp.(a)	5,492	322,765
Reliance, Inc.	1,510	497,545
Royal Gold, Inc.	4,052	1,066,932
SunCoke Energy, Inc.	6,340	49,832
Warrior Met Coal, Inc.	2,532	226,108
Worthington Steel, Inc.	1,610	64,770
		4,033,489
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.7%
Adamas Trust, Inc.	5,642	45,136
Annaly Capital Management, Inc.	24,528	564,389
Apollo Commercial Real Estate Finance, Inc.	9,200	99,452
Arbor Realty Trust, Inc.	4,855	37,384
ARMOUR Residential REIT, Inc.	716	12,458
Blackstone Mortgage Trust, Inc., Class A	4,060	78,155
Ellington Financial, Inc.	2,800	35,980
Franklin BSP Realty Trust, Inc.	3,716	38,126
KKR Real Estate Finance Trust, Inc.	3,250	26,910
Pennymac Mortgage Investment Trust	5,780	68,377
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Redwood Trust, Inc.	7,420	$40,662
Starwood Property Trust, Inc.	6,902	123,753
Two Harbors Investment Corp.	4,867	55,825
		1,226,607
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	164,747
Black Hills Corp.	2,989	218,137
Northwestern Energy Group, Inc.	2,762	187,430
		570,314
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.6%
COPT Defense Properties	6,968	214,684
Cousins Properties, Inc.	2,430	61,333
Douglas Emmett, Inc.	10,483	110,701
Easterly Government Properties, Inc.	2,016	47,154
Highwoods Properties, Inc.	5,737	148,301
JBG Smith Properties	5,783	97,386
Kilroy Realty Corp.	5,332	183,847
SL Green Realty Corp.	1,092	48,900
Vornado Realty Trust	7,725	246,273
		1,158,579
OIL, GAS & CONSUMABLE FUELS - 3.0%
Antero Midstream Corp.	17,502	329,388
Antero Resources Corp.(a)	13,824	502,779
California Resources Corp.	3,056	163,496
CNX Resources Corp.(a)	7,616	295,501
Comstock Resources, Inc.(a)	5,170	125,889
Core Natural Resources, Inc.	1,908	181,985
Crescent Energy Co., Class A	1,900	18,563
CVR Energy, Inc.(a)	1,679	38,180
Dorian LPG Ltd.	1,830	54,040
DT Midstream, Inc.	4,009	505,214
HF Sinclair Corp.	6,896	358,523
Magnolia Oil & Gas Corp., Class A	4,800	122,448
Matador Resources Co.	5,870	265,559
Murphy Oil Corp.	7,254	218,273
Northern Oil & Gas, Inc.	3,706	92,650
Ovintiv, Inc.	11,536	501,470
Par Pacific Holdings, Inc.(a)	2,874	108,465
PBF Energy, Inc., Class A	4,947	165,527
Peabody Energy Corp.	5,250	185,115
Permian Resources Holdings, Inc., Class A	20,963	338,133
Range Resources Corp.	11,315	428,273
REX American Resources Corp.(a)	1,660	56,124
SM Energy Co.	5,596	108,954
Talos Energy, Inc.(a)	4,529	53,986
	Shares	Value
Viper Energy, Inc., Class A	929	$39,334
World Kinect Corp.	3,267	87,915
		5,345,784
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	3,143	263,195
Sylvamo Corp.	1,659	81,191
		344,386
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	5,615	285,410
JetBlue Airways Corp.(a)	20,350	99,105
SkyWest, Inc.(a)	1,884	181,844
Sun Country Airlines Holdings, Inc.(a)	2,350	41,219
		607,578
PERSONAL CARE PRODUCTS - 0.3%
BellRing Brands, Inc.(a)	6,423	159,740
Coty, Inc., Class A(a)	19,814	62,810
Edgewell Personal Care Co.	2,672	51,997
elf Beauty, Inc.(a)	2,314	196,667
Interparfums, Inc.	433	42,248
		513,462
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,141	56,715
Collegium Pharmaceutical, Inc.(a)	1,804	82,839
Harmony Biosciences Holdings, Inc.(a)	1,869	68,256
Innoviva, Inc.(a)	4,480	89,600
Jazz Pharmaceuticals PLC(a)	2,099	345,264
Ligand Pharmaceuticals, Inc.(a)	980	188,258
Organon & Co.	10,378	88,628
Pacira BioSciences, Inc.(a)	2,555	52,480
Perrigo Co. PLC	6,447	91,612
Phibro Animal Health Corp., Class A	1,400	56,210
Prestige Consumer Healthcare, Inc.(a)	2,455	158,274
Supernus Pharmaceuticals, Inc.(a)	2,842	136,871
		1,415,007
PROFESSIONAL SERVICES - 2.0%
Booz Allen Hamilton Holding Corp.	181	16,004
CACI International, Inc., Class A(a)	852	528,734
Concentrix Corp.	541	20,206
CSG Systems International, Inc.	692	55,187
ExlService Holdings, Inc.(a)	14,106	552,250
Exponent, Inc.	2,707	194,552
FTI Consulting, Inc.(a)	327	57,117
Genpact Ltd.	8,292	365,677
KBR, Inc.	9,365	400,916
Korn Ferry	2,409	167,353
ManpowerGroup, Inc.	141	5,123
Maximus, Inc.	2,274	214,757
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Paylocity Holding Corp.(a)	1,203	$162,381
Robert Half, Inc.	10,492	363,128
Science Applications International Corp.	455	46,301
TransUnion	3,416	269,932
UL Solutions, Inc., Class A	257	18,049
Verra Mobility Corp.(a)	6,277	121,146
		3,558,813
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Cushman & Wakefield Ltd.(a)	30,764	505,760
eXp World Holdings, Inc.	4,815	43,527
Jones Lang LaSalle, Inc.(a)	2,256	807,445
Kennedy-Wilson Holdings, Inc.	1,256	12,372
Marcus & Millichap, Inc.	1,616	43,955
St Joe Co. (The)	2,104	139,264
		1,552,323
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Homes 4 Rent, Class A	14,762	462,346
Equity LifeStyle Properties, Inc.	10,071	636,185
Independence Realty Trust, Inc.	12,600	210,420
NexPoint Residential Trust, Inc.	1,446	43,698
Veris Residential, Inc.	4,646	70,573
		1,423,222
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Acadia Realty Trust	5,897	117,999
Agree Realty Corp.	6,056	437,425
Brixmor Property Group, Inc.	17,367	465,262
Getty Realty Corp.	2,470	73,754
Kite Realty Group Trust	12,405	291,394
Macerich Co. (The)	11,856	224,434
NNN REIT, Inc.	9,364	390,198
Phillips Edison & Co., Inc.	4,066	147,311
Saul Centers, Inc.	865	27,446
Tanger, Inc.	5,720	187,158
Urban Edge Properties	6,590	128,044
Whitestone REIT	1,040	14,810
		2,505,235
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Allegro MicroSystems, Inc.(a)	3,598	132,802
Alpha & Omega Semiconductor Ltd.(a)	1,300	28,730
Amkor Technology, Inc.	4,859	234,835
Axcelis Technologies, Inc.(a)	1,637	144,171
Cirrus Logic, Inc.(a)	2,099	273,584
Cohu, Inc.(a)	2,700	77,058
	Shares	Value
Diodes, Inc.(a)	1,913	$113,230
Enphase Energy, Inc.(a)	1,155	42,712
Entegris, Inc.	5,048	596,017
FormFactor, Inc.(a)	3,495	246,363
Ichor Holdings Ltd.(a)	1,667	50,577
Impinj, Inc.(a)	992	136,995
Kulicke & Soffa Industries, Inc.	2,771	158,861
Lattice Semiconductor Corp.(a)	5,913	476,115
MACOM Technology Solutions Holdings, Inc.(a)	2,599	569,337
MaxLinear, Inc.(a)	3,734	64,785
MKS, Inc.	1,824	429,388
Onto Innovation, Inc.(a)	1,812	366,115
PDF Solutions, Inc.(a)	1,850	58,922
Photronics, Inc.(a)	3,154	109,034
Power Integrations, Inc.	2,417	111,037
Qorvo, Inc.(a)	2,006	156,689
Rambus, Inc.(a)	4,434	504,722
Semtech Corp.(a)	2,918	232,710
Silicon Laboratories, Inc.(a)	864	123,077
SiTime Corp.(a)	930	337,692
SolarEdge Technologies, Inc.(a)	2,568	79,480
Synaptics, Inc.(a)	1,039	85,728
Ultra Clean Holdings, Inc.(a)	2,260	98,717
Universal Display Corp.	1,442	165,570
Veeco Instruments, Inc.(a)	2,824	88,194
		6,293,247
SOFTWARE - 3.4%
A10 Networks, Inc.	3,800	66,272
ACI Worldwide, Inc.(a)	5,210	225,906
Adeia, Inc.	6,255	113,153
Alarm.com Holdings, Inc.(a)	2,428	118,438
Appfolio, Inc., Class A(a)	605	114,877
Bentley Systems, Inc., Class B	11,057	388,322
BILL Holdings, Inc.(a)	3,252	140,389
Blackbaud, Inc.(a)	1,975	106,057
BlackLine, Inc.(a)	2,414	112,179
Box, Inc., Class A(a)	6,011	152,379
Cleanspark, Inc.(a)	1,035	12,254
Commvault Systems, Inc.(a)	4,299	368,424
DocuSign, Inc.(a)	10,322	542,318
Dolby Laboratories, Inc., Class A	3,301	211,891
Dropbox, Inc., Class A(a)	11,416	290,880
Dynatrace, Inc.(a)	16,779	639,112
Guidewire Software, Inc.(a)	3,152	443,676
InterDigital, Inc.	1,530	499,453
LiveRamp Holdings, Inc.(a)	3,270	79,625
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Manhattan Associates, Inc.(a)	2,384	$360,008
MARA Holdings, Inc.(a)	12,895	122,502
N-able, Inc.(a)	4,301	26,107
NCR Voyix Corp.(a)	7,319	72,604
Nutanix, Inc., Class A(a)	9,023	354,875
Pegasystems, Inc.	813	35,520
Progress Software Corp.(a)	2,297	93,993
Qualys, Inc.(a)	1,099	144,958
Sprinklr, Inc., Class A(a)	3,770	24,053
SPS Commerce, Inc.(a)	870	77,656
Teradata Corp.(a)	4,697	133,958
		6,071,839
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.9%
CubeSmart	10,861	407,613
EPR Properties	3,217	174,490
Four Corners Property Trust, Inc.	5,596	137,941
Lamar Advertising Co., Class A	2,812	360,808
National Storage Affiliates Trust	3,900	124,059
Outfront Media, Inc.	8,533	207,523
Rayonier, Inc.	8,061	183,307
Safehold, Inc.	2,623	37,011
		1,632,752
SPECIALTY RETAIL - 3.9%
Abercrombie & Fitch Co., Class A(a)	3,729	364,062
Academy Sports & Outdoors, Inc.	6,187	340,347
Advance Auto Parts, Inc.	5,014	240,722
American Eagle Outfitters, Inc.	9,494	221,305
AutoNation, Inc.(a)	1,934	396,431
Bath & Body Works, Inc.	22,612	492,942
Boot Barn Holdings, Inc.(a)	724	129,220
Buckle, Inc. (The)	1,441	68,159
Burlington Stores, Inc.(a)	1,181	349,411
CarMax, Inc.(a)	10,135	451,413
Chewy, Inc., Class A(a)	5,869	170,847
Dick's Sporting Goods, Inc.	1,196	241,592
Five Below, Inc.(a)	1,183	226,710
Floor & Decor Holdings, Inc.(a)	3,885	256,255
GameStop Corp., Class A(a)	15,466	369,328
Gap, Inc. (The)	16,837	471,099
Group 1 Automotive, Inc.	1,001	354,614
Lithia Motors, Inc.	1,465	473,840
MarineMax, Inc.(a)	173	4,676
Monro, Inc.	835	15,631
National Vision Holdings, Inc.(a)	10,251	270,114
	Shares	Value
Sally Beauty Holdings, Inc.(a)	6,182	$94,090
Signet Jewelers Ltd.	3,573	329,681
Upbound Group, Inc.	2,355	44,509
Urban Outfitters, Inc.(a)	1,946	137,874
Valvoline, Inc.(a)	12,776	418,031
Victoria's Secret & Co.(a)	3,394	185,007
		7,117,910
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Corsair Gaming, Inc.(a)	2,360	12,036
Pure Storage, Inc., Class A(a)	12,869	894,910
		906,946
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Capri Holdings Ltd.(a)	5,083	114,723
Carter's, Inc.	7,089	245,350
Crocs, Inc.(a)	458	38,435
G-III Apparel Group Ltd.	1,549	45,463
Kontoor Brands, Inc.	1,319	78,784
Steven Madden Ltd.	3,687	161,786
Under Armour, Inc., Class A(a)	13,750	84,838
Under Armour, Inc., Class C(a)	6,490	39,394
VF Corp.	30,149	590,619
Wolverine World Wide, Inc.	4,373	77,490
		1,476,882
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Air Lease Corp.	4,321	279,266
Applied Industrial Technologies, Inc.	1,228	319,784
Boise Cascade Co.	498	40,243
Core & Main, Inc., Class A(a)	8,378	447,050
DNOW, Inc.(a)	5,170	78,532
DXP Enterprises, Inc.(a)	569	73,998
GATX Corp.	128	23,285
MSC Industrial Direct Co., Inc., Class A	1,921	162,017
Rush Enterprises, Inc., Class A	2,267	145,519
Watsco, Inc.	1,202	464,513
WESCO International, Inc.	1,618	468,298
		2,502,505
WATER UTILITIES - 0.5%
American States Water Co.	2,280	166,349
California Water Service Group	2,900	129,630
Essential Utilities, Inc.	12,921	501,206
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — January 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
H2O America	1,328	$69,109
Middlesex Water Co.	85	4,452
		870,746
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	17,809
Telephone and Data Systems, Inc.	4,938	222,852
		240,661
TOTAL COMMON STOCKS (COST $154,719,859)		180,234,272
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
TOTAL RIGHTS (COST $—)		—

	Number of Warrants	Value
WARRANTS (0.0%)
GameStop Corp.(a)	1,546	$6,030
TOTAL WARRANTS (COST $—)		6,030

	Shares	Value
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.54%(d)	790,439	$790,439
TOTAL MONEY MARKET FUND (COST $790,439)		790,439

TOTAL INVESTMENTS (COST $155,510,298) - 100.3%		181,030,741

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(491,471)
NET ASSETS - 100.0%		$180,539,270

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of January 31, 2026.

N.V. — Naamloze Vennootschap
NASDAQ — National Association of Securities Dealers Automated Quotation
PLC — Public Limited Company
REIT — Real Estate Investment Trust
See Note to Schedule of Investments

STEWARD FUNDS
NOTE TO SCHEDULES OF INVESTMENTS^ — January 31, 2026 (Unaudited)

Note 1 — Additional Valuation Information:
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2026:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$119,123,472	$—	$—	$119,123,472
Money Market Fund	1,113,894	—	—	1,113,894
Total Assets - Investments	$120,237,366	$ —	$ —	$120,237,366

Liabilities:
Other Financial Instruments
Written Call Options	$(4,474,348)	$—	$—	$(4,474,348)
Total Liabilities - Other Financial Instruments	$(4,474,348)	$ —	$ —	$(4,474,348)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$86,401,066	$—	$—	$86,401,066
Money Market Fund	9,501,671	—	—	9,501,671
Total Assets - Investments	$95,902,737	$ —	$ —	$95,902,737

Liabilities:
Security Type
Common Stocks Sold Short*	$(95,927,587)	$—	$—	$(95,927,587)
Total Liabilities - Securities Sold Short	$(95,927,587)	$ —	$ —	$(95,927,587)

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$444,727,856	$—	$—	$444,727,856
Preferred Stocks*	4,641,981	—	—	4,641,981
Total Assets - Investments	$449,369,837	$ —	$ —	$449,369,837

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$175,281,436	$—	$—	$175,281,436
Money Market Fund	298,306	—	—	298,306
Total Assets - Investments	$175,579,742	$ —	$ —	$175,579,742

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$234,829,483	$—	$—	$234,829,483
Money Market Fund	342,767	—	—	342,767
Total Assets - Investments	$235,172,250	$ —	$ —	$235,172,250

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$127,381,376	$—	$—	$127,381,376
Money Market Fund	585,591	—	—	585,591
Total Assets - Investments	$127,966,967	$ —	$ —	$127,966,967

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$116,953,728	$—	$116,953,728
Municipal Bonds	—	5,005,922	—	5,005,922
U.S. Government Agencies	—	12,470,012	—	12,470,012
U.S. Government Agency Mortgage-Backed Obligations	—	2,548,967	—	2,548,967
U.S. Treasury Obligations	—	58,987,509	—	58,987,509
Money Market Fund	7,559,173	—	—	7,559,173
Total Assets - Investments	$7,559,173	$195,966,138	$ —	$203,525,311

Steward Values Enhanced International Fund
Assets:
Security Type
Common Stocks*	$309,292,613	$—	$—	$309,292,613
Preferred Stocks*	4,376,433	—	—	4,376,433
Money Market Fund	851,715	—	—	851,715
Total Assets - Investments	$314,520,761	$ —	$ —	$314,520,761

Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$304,487,626	$—	$—	$304,487,626
Rights*	—	—	— **	—
Money Market Fund	792,855	—	—	792,855
Total Assets - Investments	$305,280,481	$ —	$ —	$305,280,481

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$180,234,272	$—	$—	$180,234,272
Rights*	—	—	— **	—
Warrants	6,030	—	—	6,030
Money Market Fund	790,439	—	—	790,439
Total Assets - Investments	$181,030,741	$ —	$ —	$181,030,741

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent Annual or Semi-Annual Financial Statements and Additional Information report.